NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:

Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
4,226 shares (cost $47,978)	$49,611
VP Inflation Protection Fund - Class I (ACVIP1)
260,709 shares (cost $2,973,685)	2,732,232
Global Allocation V.I. Fund - Class I (BRVGA1)
221,754 shares (cost $3,673,569)	3,905,089
Global Allocation V.I. Fund - Class II (MLVGA2)
165,355 shares (cost $2,629,549)	2,903,631
VIP Small Cap Value Series: Service Class (DWVSVS)
601 shares (cost $22,894)	24,999
VA Global Bond Portfolio (DFVGB)
154,196 shares (cost $1,676,845)	1,642,189
VA International Small Portfolio (DFVIS)
211,724 shares (cost $2,408,612)	2,602,083
VA International Value Portfolio (DFVIV)
170,299 shares (cost $2,038,217)	2,246,238
VA Short-Term Fixed Portfolio (DFVSTF)
172,135 shares (cost $1,759,233)	1,754,051
VA U.S. Large Value Portfolio (DFVULV)
147,858 shares (cost $3,094,720)	3,235,138
VA U.S. Targeted Value Portfolio (DFVUTV)
116,661 shares (cost $1,870,677)	2,188,559
Stock Index Fund, Inc. - Initial Shares (DSIF)
208,766 shares (cost $6,712,836)	8,526,022
Franklin Income Securities Fund - Class 1 (FTVIS1)
101,565 shares (cost $1,546,072)	1,677,858
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
61,866 shares (cost $477,091)	462,140
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
139,086 shares (cost $2,677,306)	2,663,491
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,112 shares (cost $12,651)	12,755
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
26,944 shares (cost $109,718)	144,152
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
50,094 shares (cost $1,796,451)	2,624,900
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
72,119 shares (cost $464,880)	601,468
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
93,263 shares (cost $3,642,263)	3,816,313
M Large Cap Value Fund (MFBOV)
51,857 shares (cost $642,654)	714,077
M Capital Appreciation Fund (MFFCA)
20,213 shares (cost $515,631)	600,522
M International Equity Fund (MFBIE)
44,446 shares (cost $496,327)	584,463
M Large Cap Growth Fund (MFTCG)
30,071 shares (cost $599,399)	743,945
Investors Growth Stock Series - Initial Class (MIGIC)
549 shares (cost $6,813)	8,405
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
113,135 shares (cost $2,222,902)	2,473,140
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)
15,510 shares (cost $301,151)	342,298

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Value Series - Initial Class (MVFIC)
312,819 shares (cost $4,349,064)	$6,031,143
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
5,102 shares (cost $81,246)	110,106
Core Plus Fixed Income Portfolio - Class I (MSVFI)
7,865 shares (cost $82,057)	80,301
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
115,998 shares (cost $1,825,047)	2,249,194
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
406,844 shares (cost $7,643,205)	9,756,116
American Funds NVIT Bond Fund - Class II (GVABD2)
55,395 shares (cost $633,506)	621,536
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
78,747 shares (cost $1,784,164)	2,397,074
American Funds NVIT Growth Fund - Class II (GVAGR2)
45,027 shares (cost $2,571,126)	3,517,483
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
30,958 shares (cost $1,191,963)	1,686,270
Federated NVIT High Income Bond Fund - Class III (HIBF3)
480,826 shares (cost $3,414,434)	3,317,699
NVIT Emerging Markets Fund - Class III (GEM3)
451,500 shares (cost $5,212,071)	5,318,669
NVIT International Equity Fund - Class III (GIG3)
45,498 shares (cost $434,598)	489,555
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
20,587 shares (cost $172,853)	220,075
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
66,567 shares (cost $632,601)	758,859
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
147,983 shares (cost $1,733,282)	2,230,097
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
565,732 shares (cost $5,337,338)	6,324,879
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
369,821 shares (cost $3,913,585)	4,411,961
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
634,818 shares (cost $6,661,979)	7,763,824
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
132,328 shares (cost $1,398,470)	1,437,087
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
1,074,840 shares (cost $11,354,717)	12,973,324
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,434,752 shares (cost $14,625,932)	17,044,850
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
178,927 shares (cost $1,901,840)	2,070,182
NVIT Core Bond Fund - Class I (NVCBD1)
121,777 shares (cost $1,331,934)	1,301,792
NVIT Core Plus Bond Fund - Class I (NVLCP1)
33,474 shares (cost $392,271)	373,233
NVIT Nationwide Fund - Class I (TRF)
58,427 shares (cost $479,903)	770,653
NVIT Government Bond Fund - Class I (GBF)
126,836 shares (cost $1,473,944)	1,369,826
American Century NVIT Growth Fund - Class I (CAF)
39,686 shares (cost $694,426)	798,075
NVIT International Index Fund - Class VI (GVIX6)
313,254 shares (cost $2,604,093)	3,088,682
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
315,804 shares (cost $2,891,705)	3,953,869

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
59,203 shares (cost $780,539)	$893,964
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
126,922 shares (cost $1,787,098)	2,217,324
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
109,715 shares (cost $1,129,704)	1,157,493
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
651,209 shares (cost $6,861,395)	8,413,619
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
978,036 shares (cost $10,008,145)	13,144,809
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
84,386 shares (cost $893,781)	994,911
NVIT Mid Cap Index Fund - Class I (MCIF)
133,120 shares (cost $2,696,409)	3,250,796
NVIT Money Market Fund - Class I (SAM)
3,984,685 shares (cost $3,984,685)	3,984,685
NVIT Money Market Fund - Class V (SAM5)
7,830,553 shares (cost $7,830,553)	7,830,553
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
99,803 shares (cost $951,095)	1,203,629
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
100,322 shares (cost $884,597)	1,160,727
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
152,712 shares (cost $1,587,242)	2,006,634
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
64,665 shares (cost $628,655)	770,808
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
142,557 shares (cost $1,338,623)	1,961,588
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
14,003 shares (cost $176,698)	185,124
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
44,905 shares (cost $509,523)	594,541
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
35,980 shares (cost $624,707)	857,043
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
61,054 shares (cost $717,187)	1,003,728
NVIT Multi-Manager Small Company Fund - Class I (SCF)
48,268 shares (cost $949,007)	1,329,312
NVIT Multi-Sector Bond Fund - Class I (MSBF)
97,349 shares (cost $873,257)	881,986
NVIT Short Term Bond Fund - Class I (NVSTB1)
14,643 shares (cost $154,609)	153,021
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,395 shares (cost $118,562)	118,738
NVIT Large Cap Growth Fund - Class I (NVOLG1)
198,012 shares (cost $3,121,443)	4,651,300
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
211,099 shares (cost $2,294,442)	2,634,521
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
263,267 shares (cost $3,755,200)	3,970,065
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
103,347 shares (cost $1,640,834)	1,801,344
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
111,766 shares (cost $1,178,348)	1,175,782
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
638,416 shares (cost $7,229,847)	8,229,179
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
982,886 shares (cost $11,639,531)	13,160,842

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
32,432 shares (cost $370,011)	$381,075
Templeton NVIT International Value Fund - Class III (NVTIV3)
63,157 shares (cost $768,659)	901,249
Invesco NVIT Comstock Value Fund - Class I (EIF)
74,690 shares (cost $787,059)	1,156,941
NVIT Real Estate Fund - Class I (NVRE1)
601,353 shares (cost $5,458,960)	5,358,059
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
1,057 shares (cost $11,537)	12,490
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
806 shares (cost $9,137)	9,240
NVIT Small Cap Index Fund Class II (NVSIX2)
33,851 shares (cost $449,752)	474,250
NVIT S&P 500 Index Fund Class I (GVEX1)
127,265 shares (cost $1,599,816)	1,636,623
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
22,042 shares (cost $246,737)	254,810
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
3,996 shares (cost $44,889)	46,757
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
11,165 shares (cost $126,516)	132,975
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
97,271 shares (cost $1,785,885)	2,226,523
American Century VP Inflation Protection Fund - Class II (ACVIP2)
66,293 shares (cost $779,722)	692,759
VP Mid Cap Value Fund - Class I (ACVMV1)
130,775 shares (cost $1,827,175)	2,415,410
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
211,523 shares (cost $2,708,566)	3,934,328
Appreciation Portfolio - Initial Shares (DCAP)
28,127 shares (cost $1,151,960)	1,348,683
Quality Bond Fund II - Primary Shares (FQB)
7,564 shares (cost $86,234)	86,457
VIP Energy Portfolio - Service Class 2 (FNRS2)
243,256 shares (cost $4,853,528)	5,796,783
VIP Equity-Income Portfolio - Service Class (FEIS)
174,127 shares (cost $3,535,849)	4,039,741
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
83,921 shares (cost $936,692)	1,031,394
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
176,073 shares (cost $1,937,537)	2,216,759
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
406,576 shares (cost $4,230,317)	5,212,309
VIP Growth Portfolio - Service Class (FGS)
63,036 shares (cost $2,391,727)	3,593,071
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
332,415 shares (cost $4,268,000)	4,068,766
VIP Mid Cap Portfolio - Service Class (FMCS)
181,400 shares (cost $5,713,073)	6,559,418
VIP Overseas Portfolio - Service Class R (FOSR)
99,681 shares (cost $1,543,998)	2,045,461
VIP Value Strategies Portfolio - Service Class (FVSS)
1,601 shares (cost $14,098)	22,957
Franklin Income Securities Fund - Class 2 (FTVIS2)
55,793 shares (cost $819,693)	896,594
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,404 shares (cost $44,982)	67,635

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
138,902 shares (cost $2,329,482)	$3,408,654
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
60,601 shares (cost $552,633)	613,281
Templeton Foreign Securities Fund - Class 3 (TIF3)
41,845 shares (cost $531,119)	718,898
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
120,225 shares (cost $2,269,812)	2,238,589
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
187,937 shares (cost $1,377,003)	1,394,492
Short Duration Bond Portfolio - I Class Shares (AMTB)
83,439 shares (cost $915,191)	899,474
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
986 shares (cost $15,991)	18,982
Socially Responsive Portfolio - I Class Shares (AMSRS)
7,848 shares (cost $107,644)	170,463
Global Securities Fund/VA - Class 3 (OVGS3)
56,596 shares (cost $1,821,856)	2,328,936
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
43,106 shares (cost $899,753)	1,346,625
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
61,813 shares (cost $1,240,600)	1,718,401
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
35,380 shares (cost $194,818)	190,344
All Asset Portfolio - Administrative Class (PMVAAA)
23,520 shares (cost $260,477)	255,893
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
87,690 shares (cost $1,021,930)	941,794
Low Duration Portfolio - Administrative Class (PMVLDA)
306,422 shares (cost $3,261,401)	3,251,135
Total Return Portfolio - Administrative Class (PMVTRA)
190,918 shares (cost $2,157,726)	2,096,281
VI American Franchise Fund - Series I Shares (ACEG)
587 shares (cost $22,076)	29,696
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
8,824 shares (cost $118,362)	133,511
Variable Fund - Multi-Hedge Strategies (RVARS)
4,941 shares (cost $111,926)	112,404
T. Rowe Price Health Sciences Portfolio (TRHSP)
95,500 shares (cost $2,723,047)	2,927,061
Health Sciences Portfolio - II (TRHS2)
42,964 shares (cost $884,835)	1,280,339
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
67,612 shares (cost $1,959,339)	2,122,341
Variable Insurance Portfolios - Asset Strategy (WRASP)
691,310 shares (cost $7,073,518)	9,158,888
Variable Insurance Portfolios - Balanced (WRBP)
20,458 shares (cost $188,084)	213,955
Variable Insurance Portfolios - Bond (WRBDP)
120,689 shares (cost $686,542)	662,509
Variable Insurance Portfolios - Core Equity (WRCEP)
38,992 shares (cost $465,166)	590,075
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
64,736 shares (cost $447,320)	585,489
Variable Insurance Portfolios - Energy (WRENG)
34,995 shares (cost $214,015)	262,597
Variable Insurance Portfolios - Global Bond (WRGBP)
7,156 shares (cost $36,260)	36,901

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Insurance Portfolios - Global Natural Resources (WRGNR)
101,754 shares (cost $559,483)	$552,817
Variable Insurance Portfolios - Growth (WRGP)
38,821 shares (cost $399,809)	517,590
Variable Insurance Portfolios - High Income (WRHIP)
614,409 shares (cost $2,346,025)	2,455,115
Variable Insurance Portfolios - International Growth (WRIP)
44,990 shares (cost $363,309)	441,575
Variable Insurance Portfolios - International Core Equity (WRI2P)
20,053 shares (cost $321,392)	396,054
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,367 shares (cost $6,780)	6,682
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
9,565 shares (cost $227,547)	303,931
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
91,231 shares (cost $856,951)	978,298
Variable Insurance Portfolios - Money Market (WRMMP)
149,202 shares (cost $149,202)	149,202
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
122,238 shares (cost $614,226)	727,000
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
48,834 shares (cost $257,551)	281,734
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
428,595 shares (cost $2,210,657)	2,629,774
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
478,331 shares (cost $2,553,882)	3,050,601
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
59,250 shares (cost $320,177)	357,572
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
22,365 shares (cost $179,806)	176,719
Variable Insurance Portfolios - Science and Technology (WRSTP)
38,739 shares (cost $670,437)	1,029,847
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
24,725 shares (cost $245,140)	340,133
Variable Insurance Portfolios - Small Cap Value (WRSCV)
12,865 shares (cost $201,085)	256,027
Variable Insurance Portfolios - Value (WRVP)
27,308 shares (cost $161,709)	213,436
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
80,023 shares (cost $708,560)	897,856

Total Investments	$353,573,737

Other Accounts Receivable	1,423
Accounts Receivable-Investors Growth Stock Series - Initial Class (MIGIC)	9
Accounts Receivable-Core Plus Fixed Income Portfolio - Class I (MSVFI)	197
Accounts Receivable-NVIT Nationwide Fund - Class I (TRF)	461
Accounts Receivable-NVIT Government Bond Fund - Class I (GBF)	394
Accounts Receivable-NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	427
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	276
Accounts Receivable-Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	4
Accounts Receivable-Templeton Foreign Securities Fund - Class 3 (TIF3)	241
Accounts Receivable-Short Duration Bond Portfolio - I Class Shares (AMTB)	422

Accounts Payable-VA Global Bond Portfolio (DFVGB)	(688)
Accounts Payable-VA International Small Portfolio (DFVIS)	(21,453)
Accounts Payable-VA International Value Portfolio (DFVIV)	(22,930)
Accounts Payable-VA Short-Term Fixed Portfolio (DFVSTF)	(697)
Accounts Payable-Loring Ward NVIT Moderate Fund - Class P (NVLMP)	(3)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Accounts Payable-NVIT Small Cap Index Fund Class II (NVSIX2)	$(7,730)
Accounts Payable-NVIT S&P 500 Index Fund Class I (GVEX1)	(11,748)
Accounts Payable-Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	(3)

$353,512,339

Contract Owners’ Equity:
Accumulation units	353,512,339

Total Contract Owners’ Equity (note 8)	$353,512,339

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIS
Reinvested dividends	$5,085,641	86	33,397	42,862	29,586	-	6,863	51,344

Net investment income (loss)	5,085,641	86	33,397	42,862	29,586	-	6,863	51,344

Realized gain (loss) on investments	8,157,760	491	(2,205)	30,284	48,030	22	(1,693)	27,022
Change in unrealized gain (loss) on investments	34,823,710	1,500	(248,668)	181,494	250,007	2,106	(29,879)	184,824

Net gain (loss) on investments	42,981,470	1,991	(250,873)	211,778	298,037	2,128	(31,572)	211,846

Reinvested capital gains	5,813,968	84	56,525	133,677	105,802	-	21,569	70,151

Net increase (decrease) in contract owners’ equity resulting from operations	$53,881,079	2,161	(160,951)	388,317	433,425	2,128	(3,140)	333,341

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1
Reinvested dividends	$49,322	4,291	41,771	14,639	136,579	89,888	49,352	108,233

Net investment income (loss)	49,322	4,291	41,771	14,639	136,579	89,888	49,352	108,233

Realized gain (loss) on investments	14,346	(349)	76,075	62,523	537,904	10,034	1,093	6,251
Change in unrealized gain (loss) on investments	196,684	(4,067)	136,079	308,938	1,279,788	81,323	(35,119)	(99,574)

Net gain (loss) on investments	211,030	(4,416)	212,154	371,461	1,817,692	91,357	(34,026)	(93,323)

Reinvested capital gains	-	1,430	238,897	-	78,046	-	70,616	26,842

Net increase (decrease) in contract owners’ equity resulting from operations	$260,352	1,305	492,822	386,100	2,032,317	181,245	85,942	41,752

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	GVGMNS	IVKMG1	JACAS	JAGTS	JAIGS	MFBOV	MFFCA	MFBIE
Reinvested dividends	$6	492	15,278	-	115,997	14,676	-	12,311

Net investment income (loss)	6	492	15,278	-	115,997	14,676	-	12,311

Realized gain (loss) on investments	150	3,099	214,539	17,337	(132,433)	46,026	25,898	1,877
Change in unrealized gain (loss) on investments	80	34,638	456,736	127,885	510,324	33,562	77,477	60,453

Net gain (loss) on investments	230	37,737	671,275	145,222	377,891	79,588	103,375	62,330

Reinvested capital gains	313	-	-	-	-	52,173	48,634	-

Net increase (decrease) in contract owners’ equity resulting from operations	$549	38,229	686,553	145,222	493,888	146,437	152,009	74,641

Investment Activity:	MFTCG	MIGIC	MVIVIC	MNDIC	MVFIC	MVIVSC	MSVFI	NVAMV1
Reinvested dividends	$3,599	45	27,005	-	64,895	1,494	5,225	37,472

Net investment income (loss)	3,599	45	27,005	-	64,895	1,494	5,225	37,472

Realized gain (loss) on investments	86,146	690	39,288	12,037	427,619	8,958	1,306	80,688
Change in unrealized gain (loss) on investments	70,955	1,080	227,915	40,696	1,064,718	17,409	(8,568)	340,205

Net gain (loss) on investments	157,101	1,770	267,203	52,733	1,492,337	26,367	(7,262)	420,893

Reinvested capital gains	34,687	226	-	1,848	16,787	-	-	38,660

Net increase (decrease) in contract owners’ equity resulting from operations	$195,387	2,041	294,208	54,581	1,574,019	27,861	(2,037)	497,025

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF3	GEM3	GIG3
Reinvested dividends	$106,388	12,500	8,098	9,367	15,377	215,850	58,991	1,814

Net investment income (loss)	106,388	12,500	8,098	9,367	15,377	215,850	58,991	1,814

Realized gain (loss) on investments	265,565	21,086	73,513	169,680	68,076	98,498	15,621	10,836
Change in unrealized gain (loss) on investments	1,291,846	(52,410)	427,525	563,901	338,255	(112,938)	(11,622)	41,441

Net gain (loss) on investments	1,557,411	(31,324)	501,038	733,581	406,331	(14,440)	3,999	52,277

Reinvested capital gains	1,978	208	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,665,777	(18,616)	509,136	742,948	421,708	201,410	62,990	54,091

Investment Activity:	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$1,103	6,890	14,252	66,635	71,014	118,894	26,718	197,549

Net investment income (loss)	1,103	6,890	14,252	66,635	71,014	118,894	26,718	197,549

Realized gain (loss) on investments	5,038	21,530	120,280	74,878	90,328	128,655	15,174	55,348
Change in unrealized gain (loss) on investments	27,995	136,505	409,393	893,108	290,134	849,654	2,343	1,234,683

Net gain (loss) on investments	33,033	158,035	529,673	967,986	380,462	978,309	17,517	1,290,031

Reinvested capital gains	-	22,263	-	110,415	82,656	202,551	22,743	265,776

Net increase (decrease) in contract owners’ equity resulting from operations	$34,136	187,188	543,925	1,145,036	534,132	1,299,754	66,978	1,753,356

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX6
Reinvested dividends	$244,188	37,039	33,949	6,864	9,397	28,056	4,801	75,892

Net investment income (loss)	244,188	37,039	33,949	6,864	9,397	28,056	4,801	75,892

Realized gain (loss) on investments	323,662	41,368	9,021	2,500	33,570	(28,228)	49,819	103,144
Change in unrealized gain (loss) on investments	1,865,710	100,294	(82,120)	(20,927)	142,076	(69,931)	101,640	328,001

Net gain (loss) on investments	2,189,372	141,662	(73,099)	(18,427)	175,646	(98,159)	151,459	431,145

Reinvested capital gains	654,226	43,560	13,619	7,346	-	16,397	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,087,786	222,261	(25,531)	(4,217)	185,043	(53,706)	156,260	507,037

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$58,683	14,354	35,966	20,272	133,883	208,336	16,749	32,102

Net investment income (loss)	58,683	14,354	35,966	20,272	133,883	208,336	16,749	32,102

Realized gain (loss) on investments	236,180	14,466	22,423	21,864	198,620	687,644	9,210	86,655
Change in unrealized gain (loss) on investments	532,348	75,442	281,867	5,761	910,955	1,763,773	58,355	485,270

Net gain (loss) on investments	768,528	89,908	304,290	27,625	1,109,575	2,451,417	67,565	571,925

Reinvested capital gains	-	7,687	30,548	18,190	-	-	12,123	67,021

Net increase (decrease) in contract owners’ equity resulting from operations	$827,211	111,949	370,804	66,087	1,243,458	2,659,753	96,437	671,048

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	NVMIG3	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF
Reinvested dividends	$13,806	23,729	13,241	9,527	-	1,950	6,241	-

Net investment income (loss)	13,806	23,729	13,241	9,527	-	1,950	6,241	-

Realized gain (loss) on investments	26,055	(4,506)	90,688	18,097	46,685	12,794	36,602	33,465
Change in unrealized gain (loss) on investments	161,027	184,488	282,471	113,407	368,987	7,578	70,825	172,751

Net gain (loss) on investments	187,082	179,982	373,159	131,504	415,672	20,372	107,427	206,216

Reinvested capital gains	-	-	122,667	32,737	122,698	5,277	25,163	37,864

Net increase (decrease) in contract owners’ equity resulting from operations	$200,888	203,711	509,067	173,768	538,370	27,599	138,831	244,080

Investment Activity:	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP	NVDBLP
Reinvested dividends	$7,140	1,468	31,509	1,985	1,273	32,128	44,919	69,015

Net investment income (loss)	7,140	1,468	31,509	1,985	1,273	32,128	44,919	69,015

Realized gain (loss) on investments	37,792	84,732	22,085	(1,316)	243	100,375	47,135	5,929
Change in unrealized gain (loss) on investments	208,259	262,164	(69,991)	(1,344)	(1,542)	1,124,129	306,638	203,347

Net gain (loss) on investments	246,051	346,896	(47,906)	(2,660)	(1,299)	1,224,504	353,773	209,276

Reinvested capital gains	-	-	-	173	95	-	-	31,727

Net increase (decrease) in contract owners’ equity resulting from operations	$253,191	348,364	(16,397)	(502)	69	1,256,632	398,692	310,018

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF	NVRE1
Reinvested dividends	$32,026	22,366	144,375	233,980	7,172	15,578	-	80,238

Net investment income (loss)	32,026	22,366	144,375	233,980	7,172	15,578	-	80,238

Realized gain (loss) on investments	15,981	3,484	60,202	26,484	3,548	(4,561)	44,284	132,887
Change in unrealized gain (loss) on investments	154,742	2,427	813,735	1,405,319	10,854	130,937	247,813	(465,729)

Net gain (loss) on investments	170,723	5,911	873,937	1,431,803	14,402	126,376	292,097	(332,842)

Reinvested capital gains	21,239	15,655	-	-	3,883	7,561	-	355,500

Net increase (decrease) in contract owners’ equity resulting from operations	$223,988	43,932	1,018,312	1,665,783	25,457	149,515	292,097	102,896

Investment Activity:	NVLCAP	NVLMP	NVSIX2	GVEX1	NOTB3	NOTG3	NOTMG3	ALVSVA
Reinvested dividends	$241	195	5,071	25,076	1,722	100	1,003	10,839

Net investment income (loss)	241	195	5,071	25,076	1,722	100	1,003	10,839

Realized gain (loss) on investments	35	112	4,766	33,163	217	76	64	96,428
Change in unrealized gain (loss) on investments	953	102	24,498	36,806	8,073	1,868	6,459	315,827

Net gain (loss) on investments	988	214	29,264	69,969	8,290	1,944	6,523	412,255

Reinvested capital gains	28	49	-	-	-	-	-	100,611

Net increase (decrease) in contract owners’ equity resulting from operations	$1,257	458	34,335	95,045	10,012	2,044	7,526	523,705

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	ACVIP2	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS	FF10S
Reinvested dividends	$13,786	27,080	31,011	24,154	2,514	38,111	90,075	15,891

Net investment income (loss)	13,786	27,080	31,011	24,154	2,514	38,111	90,075	15,891

Realized gain (loss) on investments	(13,238)	112,001	123,125	41,531	59	64,920	86,942	19,262
Change in unrealized gain (loss) on investments	(105,566)	406,005	882,195	163,164	(1,858)	852,364	384,214	75,066

Net gain (loss) on investments	(118,804)	518,006	1,005,320	204,695	(1,799)	917,284	471,156	94,328

Reinvested capital gains	31,507	31,194	38,134	2,807	-	33,599	247,302	11,415

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,511)	576,280	1,074,465	231,656	715	988,994	808,533	121,634

Investment Activity:	FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS	FTVIS2
Reinvested dividends	$36,162	79,610	5,952	85,823	24,244	23,539	171	58,590

Net investment income (loss)	36,162	79,610	5,952	85,823	24,244	23,539	171	58,590

Realized gain (loss) on investments	19,884	217,332	34,376	(8,798)	382,642	(32,513)	264	18,545
Change in unrealized gain (loss) on investments	195,836	585,500	856,493	(191,118)	561,944	452,415	4,738	42,313

Net gain (loss) on investments	215,720	802,832	890,869	(199,916)	944,586	419,902	5,002	60,858

Reinvested capital gains	25,689	68,390	2,148	45,791	755,471	6,935	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$277,571	950,832	898,969	(68,302)	1,724,301	450,376	5,173	119,448

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3	FTVFA2	AMTB	AMFAS
Reinvested dividends	$1,109	45,601	11,954	14,729	117,441	156,069	18,549	-

Net investment income (loss)	1,109	45,601	11,954	14,729	117,441	156,069	18,549	-

Realized gain (loss) on investments	1,045	336,476	34,058	23,051	(32,514)	1,289	(1,211)	3,640
Change in unrealized gain (loss) on investments	13,162	514,425	(52,598)	95,399	(77,863)	(107,109)	(12,280)	3,463

Net gain (loss) on investments	14,207	850,901	(18,540)	118,450	(110,377)	(105,820)	(13,491)	7,103

Reinvested capital gains	-	50,498	-	-	30,620	227,604	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,316	947,000	(6,586)	133,179	37,684	277,853	5,058	7,103

Investment Activity:	AMSRS	OVGS3	OVGI	OVSC	OVSB	PMVAAA	PMVFBA	PMVLDA
Reinvested dividends	$1,065	23,290	11,583	13,853	7,173	11,087	15,909	44,357

Net investment income (loss)	1,065	23,290	11,583	13,853	7,173	11,087	15,909	44,357

Realized gain (loss) on investments	17,840	25,820	67,600	110,300	1,349	(13,320)	(3,183)	8,393
Change in unrealized gain (loss) on investments	31,282	386,536	221,943	332,092	(6,834)	(4,522)	(80,815)	(61,128)

Net gain (loss) on investments	49,122	412,356	289,543	442,392	(5,485)	(17,842)	(83,998)	(52,735)

Reinvested capital gains	-	-	-	18,237	-	-	9,340	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50,187	435,646	301,126	474,482	1,688	(6,755)	(58,749)	(8,378)

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENT OF OPERATIONS
Year Ended December 31, 2013
Investment Activity:	PMVTRA	ACEG	AVMCCI	RVARS	TRHS	TRHSP	TRHS2	VWHA
Reinvested dividends	$38,931	112	763	-	-	-	-	10,935

Net investment income (loss)	38,931	112	763	-	-	-	-	10,935

Realized gain (loss) on investments	(24,056)	464	527	(3)	320,069	3,266	60,494	(16,182)
Change in unrealized gain (loss) on investments	(76,428)	8,069	13,927	478	21,536	204,015	310,184	159,266

Net gain (loss) on investments	(100,484)	8,533	14,454	475	341,605	207,281	370,678	143,084

Reinvested capital gains	19,690	-	7,705	-	-	112,421	51,444	31,258

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,863)	8,645	22,922	475	341,605	319,702	422,122	185,277

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR
Reinvested dividends	$95,117	2,599	21,915	2,672	7,816	-	-	-

Net investment income (loss)	95,117	2,599	21,915	2,672	7,816	-	-	-

Realized gain (loss) on investments	177,127	512	(400)	11,276	7,678	4,159	20	755
Change in unrealized gain (loss) on investments	1,472,105	20,501	(45,801)	91,694	102,881	47,821	525	37,192

Net gain (loss) on investments	1,649,232	21,013	(46,201)	102,970	110,559	51,980	545	37,947

Reinvested capital gains	-	14,939	10,363	39,344	10,621	771	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,744,349	38,551	(13,923)	144,986	128,996	52,751	545	37,947

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP
Reinvested dividends	$1,730	81,079	3,291	5,186	-	-	-	30

Net investment income (loss)	1,730	81,079	3,291	5,186	-	-	-	30

Realized gain (loss) on investments	6,336	17,548	3,950	3,712	(107)	15,016	38,140	-
Change in unrealized gain (loss) on investments	92,848	75,419	53,966	66,757	79	75,004	104,025	-

Net gain (loss) on investments	99,184	92,967	57,916	70,469	(28)	90,020	142,165	-

Reinvested capital gains	30,919	-	7,042	-	4	7,777	18,357	-

Net increase (decrease) in contract owners’ equity resulting from operations	$131,833	174,046	68,249	75,655	(24)	97,797	160,522	30

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP
Reinvested dividends	$7,464	5,400	25,262	28,809	3,921	2,359	-	-

Net investment income (loss)	7,464	5,400	25,262	28,809	3,921	2,359	-	-

Realized gain (loss) on investments	4,350	9,622	29,302	39,311	2,403	9,829	31,715	8,912
Change in unrealized gain (loss) on investments	96,707	13,074	297,138	376,839	32,561	(18,334)	293,357	93,075

Net gain (loss) on investments	101,057	22,696	326,440	416,150	34,964	(8,505)	325,072	101,987

Reinvested capital gains	34,701	16,007	80,481	104,551	11,671	-	46,569	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143,222	44,103	432,183	549,510	50,556	(6,146)	371,641	101,987

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENT OF OPERATIONS
Year Ended December 31, 2013

Investment Activity:	WRSCV	WRVP	WFVSCG
Reinvested dividends	$1,839	1,337	-

Net investment income (loss)	1,839	1,337	-

Realized gain (loss) on investments	4,749	3,546	73,651
Change in unrealized gain (loss) on investments	42,307	42,002	202,857

Net gain (loss) on investments	47,056	45,548	276,508

Reinvested capital gains	13,604	4,296	43,551

Net increase (decrease) in contract owners’ equity resulting from operations	$62,499	51,181	320,059

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALVDAA		ACVIP1		BRVGA1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,085,641	3,440,064	86	1	33,397	18,423	42,862	25,902
Realized gain (loss) on investments	8,157,760	3,824,425	491	21	(2,205)	284	30,284	452
Change in unrealized gain (loss) on investments	34,823,710	13,136,897	1,500	134	(248,668)	7,215	181,494	50,026
Reinvested capital gains	5,813,968	3,583,660	84	-	56,525	-	133,677	4,947

Net increase (decrease) in contract owners’ equity resulting from operations	53,881,079	23,985,046	2,161	156	(160,951)	25,922	388,317	81,327

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	103,426,012	75,751,494	22,134	3,593	1,356,400	845,660	1,462,643	755,006
Transfers between funds	-	-	26,225	3,391	478,155	523,351	763,351	979,910
Surrenders (note 6)	(8,064,980)	(5,712,870)	-	-	(11,851)	(36)	(161,370)	(632)
Death Benefits (note 4)	(198,439)	(186,024)	-	-	-	-	(612)	-
Net policy repayments (loans) (note 5)	(3,139,428)	(1,512,147)	(230)	-	(3,040)	1,280	(9,465)	(683)
Deductions for surrender charges (note 2d)	(1,504,661)	(1,749,670)	-	-	(12,151)	(226)	(505)	(2,502)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,660,105)	(21,716,337)	(6,668)	(1,056)	(231,173)	(75,575)	(264,646)	(78,392)
Asset charges (note 3)	(991,864)	(711,162)	(77)	(4)	(2,492)	(845)	(5,390)	(1,280)
Adjustments to maintain reserves	(166,240)	109,181	(14)	1	41	(237)	2	10

Net equity transactions	62,700,295	44,272,465	41,370	5,925	1,573,889	1,293,372	1,784,008	1,651,437

Net change in contract owners’ equity	116,581,374	68,257,511	43,531	6,081	1,412,938	1,319,294	2,172,325	1,732,764
Contract owners’ equity beginning of period	236,930,965	168,673,454	6,081	-	1,319,294	-	1,732,764	-

Contract owners’ equity end of period	$353,512,339	236,930,965	49,612	6,081	2,732,232	1,319,294	3,905,089	1,732,764

CHANGES IN UNITS:
Beginning units	18,661,053	14,492,169	593	-	126,254	-	168,112	-
Units purchased	11,005,170	9,902,713	4,458	699	187,139	133,835	192,753	176,532
Units redeemed	(5,819,007)	(5,733,829)	(743)	(106)	(28,523)	(7,581)	(30,716)	(8,420)

Ending units	23,847,216	18,661,053	4,308	593	284,870	126,254	330,149	168,112

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MLVGA2		DWVSVS		DFVGB		DFVIS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$29,586	54,701	-	-	6,863	3,472	51,344	5,453
Realized gain (loss) on investments	48,030	76,063	22	-	(1,693)	892	27,022	4,980
Change in unrealized gain (loss) on investments	250,007	239,141	2,106	-	(29,879)	(4,778)	184,824	8,648
Reinvested capital gains	105,802	11,197	-	-	21,569	2,893	70,151	3,643

Net increase (decrease) in contract owners’ equity resulting from operations	433,425	381,102	2,128	-	(3,140)	2,479	333,341	22,724

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,670	351,890	7,513	-	1,306,981	197,024	1,707,716	202,225
Transfers between funds	(524,522)	(684,705)	16,173	-	272,499	95,058	537,090	70,663
Surrenders (note 6)	(498,807)	(55,143)	-	-	(4,055)	-	(18,547)	-
Death Benefits (note 4)	(812)	(1,338)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(124,059)	(21,681)	-	-	(8,641)	-	(5,963)	-
Deductions for surrender charges (note 2d)	(16,950)	(32,298)	-	-	(2,876)	-	(2,960)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(176,852)	(328,745)	(802)	-	(187,921)	(25,186)	(214,001)	(25,923)
Asset charges (note 3)	(6,576)	(8,548)	(10)	-	(41)	(1)	(1,271)	(16)
Adjustments to maintain reserves	(13)	-	3	-	(681)	2	(22,123)	(2,325)

Net equity transactions	(1,325,921)	(780,568)	22,877	-	1,375,265	266,897	1,979,941	244,624

Net change in contract owners’ equity	(892,496)	(399,466)	25,005	-	1,372,125	269,376	2,313,282	267,348
Contract owners’ equity beginning of period	3,796,122	4,195,588	-	-	269,376	-	267,348	-

Contract owners’ equity end of period	$2,903,626	3,796,122	25,005	-	1,641,501	269,376	2,580,630	267,348

CHANGES IN UNITS:
Beginning units	267,159	325,219	-	-	26,194	-	25,432	-
Units purchased	3,647	33,767	2,105	-	154,124	37,949	194,885	38,999
Units redeemed	(92,416)	(91,827)	(79)	-	(20,138)	(11,755)	(27,126)	(13,567)

Ending units	178,390	267,159	2,026	-	160,180	26,194	193,191	25,432

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$49,322	7,083	4,291	790	41,771	3,479	14,639	2,693
Realized gain (loss) on investments	14,346	8,572	(349)	131	76,075	7,604	62,523	5,900
Change in unrealized gain (loss) on investments	196,684	11,337	(4,067)	(1,114)	136,079	4,338	308,938	8,944
Reinvested capital gains	-	-	1,430	423	238,897	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,352	26,992	1,305	230	492,822	15,421	386,100	17,537

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,556,772	215,010	1,383,769	206,604	1,838,472	160,808	1,379,685	177,266
Transfers between funds	396,733	58,729	335,232	66,449	1,018,570	70,347	488,948	59,205
Surrenders (note 6)	(3,819)	(2,897)	(3,651)	-	(125,630)	-	(92,458)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,841)	-	(6,521)	-	(4,149)	-	(4,689)	-
Deductions for surrender charges (note 2d)	(3,161)	-	(3,131)	-	(2,533)	-	(2,945)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(219,972)	(27,642)	(199,628)	(26,598)	(201,775)	(21,346)	(194,680)	(23,178)
Asset charges (note 3)	(305)	(12)	(7)	-	(3,552)	(25)	(777)	(19)
Adjustments to maintain reserves	(23,319)	(3,312)	(697)	(2)	(914)	(1,945)	(900)	(1,068)

Net equity transactions	1,696,088	239,876	1,505,366	246,453	2,518,489	207,839	1,572,184	212,206

Net change in contract owners’ equity	1,956,440	266,868	1,506,671	246,683	3,011,311	223,260	1,958,284	229,743
Contract owners’ equity beginning of period	266,868	-	246,683	-	223,260	-	229,743	-

Contract owners’ equity end of period	$2,223,308	266,868	1,753,354	246,683	3,234,571	223,260	2,188,027	229,743

CHANGES IN UNITS:
Beginning units	24,556	-	24,582	-	20,482	-	21,154	-
Units purchased	168,845	38,027	172,290	35,291	217,701	31,234	142,704	32,801
Units redeemed	(25,232)	(13,471)	(22,594)	(10,709)	(27,457)	(10,752)	(24,555)	(11,647)

Ending units	168,169	24,556	174,278	24,582	210,726	20,482	139,303	21,154

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DSIF		FTVIS1		FTVFA1		FTVGB1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$136,579	106,562	89,888	26,844	49,352	-	108,233	25,048
Realized gain (loss) on investments	537,904	3,897	10,034	(5,077)	1,093	989	6,251	(4,822)
Change in unrealized gain (loss) on investments	1,279,788	315,463	81,323	50,463	(35,119)	20,169	(99,574)	85,759
Reinvested capital gains	78,046	208,195	-	-	70,616	-	26,842	610

Net increase (decrease) in contract owners’ equity resulting from operations	2,032,317	634,117	181,245	72,230	85,942	21,158	41,752	106,595

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,676,723	2,950,493	420,869	367,348	144,337	63,482	1,401,945	1,249,486
Transfers between funds	(592,975)	(96,782)	98,470	714,179	(20,594)	226,845	(217,783)	483,903
Surrenders (note 6)	(95,384)	(207,853)	(1,118)	(199)	(58)	(552)	(32,937)	(288)
Death Benefits (note 4)	(156)	-	-	-	-	-	(908)	(117)
Net policy repayments (loans) (note 5)	(49,475)	(110,006)	1,740	1,509	(200)	(5)	(6,793)	198
Deductions for surrender charges (note 2d)	(34,025)	(45,471)	(4,630)	(247)	(1,918)	(2,194)	(6,121)	(265)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(516,182)	(423,294)	(117,524)	(55,488)	(38,487)	(15,312)	(253,891)	(100,610)
Asset charges (note 3)	(23,366)	(16,510)	(1,165)	(322)	(246)	(56)	(9,767)	(2,940)
Adjustments to maintain reserves	(102)	(11)	(5)	965	1	1	(4,715)	16,952

Net equity transactions	365,058	2,050,566	396,637	1,027,745	82,835	272,209	869,030	1,646,319

Net change in contract owners’ equity	2,397,375	2,684,683	577,882	1,099,975	168,777	293,367	910,782	1,752,914
Contract owners’ equity beginning of period	6,128,642	3,443,959	1,099,975	-	293,367	-	1,752,914	-

Contract owners’ equity end of period	$8,526,017	6,128,642	1,677,857	1,099,975	462,144	293,367	2,663,696	1,752,914

CHANGES IN UNITS:
Beginning units	442,173	287,581	103,061	-	27,278	-	162,308	-
Units purchased	118,786	245,840	49,370	109,437	13,208	29,239	151,514	172,095
Units redeemed	(95,039)	(91,248)	(14,752)	(6,376)	(5,871)	(1,961)	(71,755)	(9,787)

Ending units	465,920	442,173	137,679	103,061	34,615	27,278	242,067	162,308

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVGMNS		IVKMG1		JACAS		JAGTS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6	-	492	-	15,278	13,078	-	-
Realized gain (loss) on investments	150	3	3,099	(559)	214,539	30,271	17,337	(4,449)
Change in unrealized gain (loss) on investments	80	24	34,638	(204)	456,736	384,801	127,885	8,703
Reinvested capital gains	313	1	-	31	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	549	28	38,229	(732)	686,553	428,150	145,222	4,254

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,460	921	27,413	21,786	326,397	381,292	174,233	54,996
Transfers between funds	1,847	162	(1,255)	95,117	(489,966)	65,936	(63,223)	373,681
Surrenders (note 6)	-	-	(4,222)	(2,850)	(47,434)	(33,512)	(9,022)	-
Death Benefits (note 4)	-	-	-	-	-	(896)	-	-
Net policy repayments (loans) (note 5)	(117)	-	(5,550)	(171)	(26,108)	(7,138)	(2,160)	(206)
Deductions for surrender charges (note 2d)	-	-	(3,503)	(347)	(21,987)	(19,313)	(1,605)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,948)	(132)	(11,299)	(7,861)	(175,133)	(166,966)	(44,926)	(25,278)
Asset charges (note 3)	(14)	(2)	(379)	(225)	(7,695)	(6,324)	(1,273)	(673)
Adjustments to maintain reserves	(3)	3	1	6	12	(7)	(457)	(2,103)

Net equity transactions	11,225	952	1,206	105,455	(441,914)	213,072	51,567	400,417

Net change in contract owners’ equity	11,774	980	39,435	104,723	244,639	641,222	196,789	404,671
Contract owners’ equity beginning of period	980	-	104,723	-	2,380,255	1,739,033	404,671	-

Contract owners’ equity end of period	$12,754	980	144,158	104,723	2,624,894	2,380,255	601,460	404,671

CHANGES IN UNITS:
Beginning units	95	-	10,656	-	165,102	149,403	40,270	-
Units purchased	1,268	108	2,342	11,873	21,634	34,900	17,530	46,614
Units redeemed	(274)	(13)	(2,292)	(1,217)	(47,629)	(19,201)	(13,592)	(6,344)

Ending units	1,089	95	10,706	10,656	139,107	165,102	44,208	40,270

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAIGS		MFBOV		MFFCA		MFBIE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$115,997	23,411	14,676	2,247	-	1,172	12,311	7,494
Realized gain (loss) on investments	(132,433)	(104,118)	46,026	13,849	25,898	9,865	1,877	(14,908)
Change in unrealized gain (loss) on investments	510,324	(336,274)	33,562	30,910	77,477	16,177	60,453	70,553
Reinvested capital gains	-	413,494	52,173	-	48,634	23,382	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	493,888	(3,487)	146,437	47,006	152,009	50,596	74,641	63,139

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	460,466	419,593	211,817	119,161	102,459	83,368	124,747	115,884
Transfers between funds	(645,256)	3,799,175	66,268	(50,466)	17,014	12,493	46,043	(68,057)
Surrenders (note 6)	(71,568)	(54,889)	(30,217)	(1,711)	(15,031)	(982)	(19,438)	(729)
Death Benefits (note 4)	(1,166)	(543)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(74,990)	(12,716)	(7,630)	5,205	(6,341)	2,625	(3,530)	2,230
Deductions for surrender charges (note 2d)	(19,253)	(16,547)	-	-	-	(2,070)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(254,768)	(187,905)	(35,030)	(24,830)	(27,373)	(20,782)	(29,979)	(24,575)
Asset charges (note 3)	(13,124)	(8,683)	(1,499)	(789)	(1,382)	(977)	(1,183)	(781)
Adjustments to maintain reserves	460	7,650	3	4	27	6	(1)	-

Net equity transactions	(619,199)	3,945,135	203,712	46,574	69,373	73,681	116,659	23,972

Net change in contract owners’ equity	(125,311)	3,941,648	350,149	93,580	221,382	124,277	191,300	87,111
Contract owners’ equity beginning of period	3,941,648	-	363,934	270,354	379,139	254,862	393,163	306,052

Contract owners’ equity end of period	$3,816,337	3,941,648	714,083	363,934	600,521	379,139	584,463	393,163

CHANGES IN UNITS:
Beginning units	393,676	-	37,342	32,536	32,127	25,361	46,040	43,251
Units purchased	48,946	441,102	27,654	18,361	11,187	9,643	22,876	18,549
Units redeemed	(109,093)	(47,426)	(10,407)	(13,555)	(6,759)	(2,877)	(10,079)	(15,760)

Ending units	333,529	393,676	54,589	37,342	36,555	32,127	58,837	46,040

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MFTCG		MIGIC		MVIVIC		MNDIC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,599	186	45	37	27,005	2,326	-	-
Realized gain (loss) on investments	86,146	13,048	690	313	39,288	80	12,037	(35)
Change in unrealized gain (loss) on investments	70,955	48,713	1,080	299	227,915	22,323	40,696	451
Reinvested capital gains	34,687	-	226	390	-	-	1,848	524

Net increase (decrease) in contract owners’ equity resulting from operations	195,387	61,947	2,041	1,039	294,208	24,729	54,581	940

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	139,599	151,876	2,053	1,954	1,131,395	107,631	92,222	5,688
Transfers between funds	(45,561)	51,563	(984)	1,682	789,436	270,112	211,359	9,322
Surrenders (note 6)	(15,699)	(1,031)	(2,262)	-	(44,524)	(777)	(8,843)	(2,826)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,901)	1,886	-	-	(3,957)	-	(2,760)	-
Deductions for surrender charges (note 2d)	-	-	(550)	-	(4,156)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,188)	(25,645)	(513)	(632)	(70,189)	(12,822)	(16,357)	(754)
Asset charges (note 3)	(1,492)	(875)	(35)	(37)	(7,709)	(237)	(248)	(16)
Adjustments to maintain reserves	-	(1)	4	5	-	(3)	(2)	(13)

Net equity transactions	32,758	177,773	(2,287)	2,972	1,790,296	363,904	275,371	11,401

Net change in contract owners’ equity	228,145	239,720	(246)	4,011	2,084,504	388,633	329,952	12,341
Contract owners’ equity beginning of period	515,803	276,083	8,660	4,649	388,633	-	12,341	-

Contract owners’ equity end of period	$743,948	515,803	8,414	8,660	2,473,137	388,633	342,293	12,341

CHANGES IN UNITS:
Beginning units	47,093	30,075	586	368	36,393	-	1,194	-
Units purchased	16,353	20,037	122	266	154,950	37,674	25,800	1,272
Units redeemed	(13,558)	(3,019)	(271)	(48)	(10,276)	(1,281)	(3,593)	(78)

Ending units	49,888	47,093	437	586	181,067	36,393	23,401	1,194

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVFIC		MVIVSC		MSVFI		NVAMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$64,895	60,556	1,494	1,769	5,225	5,588	37,472	13,188
Realized gain (loss) on investments	427,619	112,583	8,958	(3,421)	1,306	1,122	80,688	13,685
Change in unrealized gain (loss) on investments	1,064,718	343,361	17,409	17,379	(8,568)	3,744	340,205	92,825
Reinvested capital gains	16,787	28,072	-	-	-	-	38,660	55,024

Net increase (decrease) in contract owners’ equity resulting from operations	1,574,019	544,572	27,861	15,727	(2,037)	10,454	497,025	174,722

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	682,107	519,239	2,074	19,067	28,017	30,386	386,854	198,112
Transfers between funds	152,854	239,328	(31,092)	(9,480)	(57,106)	309	215,407	(73,683)
Surrenders (note 6)	(94,198)	(132,864)	-	-	(2,704)	(2,557)	(46,153)	(29,525)
Death Benefits (note 4)	(2,031)	-	-	(7,729)	-	-	-	-
Net policy repayments (loans) (note 5)	(63,353)	(9,067)	(837)	-	5,555	(5,522)	(16,928)	(4,849)
Deductions for surrender charges (note 2d)	(19,029)	(35,673)	(43)	(27)	(583)	(166)	(12,483)	(8,495)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(267,641)	(227,360)	(9,883)	(13,724)	(11,619)	(14,808)	(115,912)	(105,805)
Asset charges (note 3)	(15,336)	(10,951)	(371)	(338)	(395)	(413)	(7,104)	(5,116)
Adjustments to maintain reserves	93	43	2	11	3	15	1	4

Net equity transactions	373,466	342,695	(40,150)	(12,220)	(38,832)	7,244	403,682	(29,357)

Net change in contract owners’ equity	1,947,485	887,267	(12,289)	3,507	(40,869)	17,698	900,707	145,365
Contract owners’ equity beginning of period	4,083,984	3,196,717	122,400	118,893	121,367	103,669	1,348,497	1,203,132

Contract owners’ equity end of period	$6,031,469	4,083,984	110,111	122,400	80,498	121,367	2,249,204	1,348,497

CHANGES IN UNITS:
Beginning units	272,740	248,200	9,913	11,163	8,744	8,174	81,965	83,852
Units purchased	70,276	57,027	134	5,118	2,634	2,338	37,948	14,876
Units redeemed	(46,593)	(32,487)	(3,060)	(6,368)	(5,560)	(1,768)	(16,263)	(16,763)

Ending units	296,423	272,740	6,987	9,913	5,818	8,744	103,650	81,965

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$106,388	70,425	12,500	16,266	8,098	10,169	9,367	5,002
Realized gain (loss) on investments	265,565	58,751	21,086	6,076	73,513	28,624	169,680	55,744
Change in unrealized gain (loss) on investments	1,291,846	594,982	(52,410)	10,323	427,525	191,307	563,901	277,737
Reinvested capital gains	1,978	-	208	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,665,777	724,158	(18,616)	32,665	509,136	230,100	742,948	338,483

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,521,055	1,755,242	104,274	115,043	434,472	297,975	657,855	380,511
Transfers between funds	335,273	542,006	(121,187)	188,938	362,366	67,888	135,681	29,096
Surrenders (note 6)	(155,817)	(133,509)	(89,980)	(20,544)	(107,636)	(11,824)	(107,014)	(42,167)
Death Benefits (note 4)	(409)	-	(14,118)	-	(16,166)	(725)	(16,468)	(4,092)
Net policy repayments (loans) (note 5)	(123,455)	(47,444)	(7,575)	(3,567)	4,639	(21,536)	(15,705)	(16,082)
Deductions for surrender charges (note 2d)	(35,974)	(29,701)	(17,649)	(3,850)	(8,946)	(3,833)	(29,900)	(8,215)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(754,335)	(588,425)	(55,728)	(64,742)	(174,948)	(129,997)	(210,438)	(177,200)
Asset charges (note 3)	(38,483)	(23,373)	(2,302)	(2,299)	(6,963)	(4,057)	(9,153)	(7,405)
Adjustments to maintain reserves	(19)	8,211	(3)	(2)	(7,884)	-	(416)	20

Net equity transactions	1,747,836	1,483,007	(204,268)	208,977	478,934	193,891	404,442	154,466

Net change in contract owners’ equity	3,413,613	2,207,165	(222,884)	241,642	988,070	423,991	1,147,390	492,949
Contract owners’ equity beginning of period	6,342,493	4,135,328	844,424	602,782	1,408,599	984,608	2,370,141	1,877,192

Contract owners’ equity end of period	$9,756,106	6,342,493	621,540	844,424	2,396,669	1,408,599	3,517,531	2,370,141

CHANGES IN UNITS:
Beginning units	499,213	376,643	65,443	49,036	106,090	90,535	199,583	185,580
Units purchased	234,557	198,357	10,097	25,458	57,693	34,710	72,857	46,167
Units redeemed	(110,904)	(75,787)	(26,098)	(9,051)	(23,464)	(19,155)	(43,907)	(32,164)

Ending units	622,866	499,213	49,442	65,443	140,319	106,090	228,533	199,583

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGI2		HIBF3		GEM3		GIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$15,377	13,019	215,850	232,847	58,991	17,787	1,814	1,838
Realized gain (loss) on investments	68,076	43,763	98,498	21,474	15,621	23,426	10,836	4,071
Change in unrealized gain (loss) on investments	338,255	129,082	(112,938)	76,171	(11,622)	392,577	41,441	15,699
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	421,708	185,864	201,410	330,492	62,990	433,790	54,091	21,608

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	248,559	241,445	1,072,905	1,307,857	1,616,986	1,394,843	198,773	137,052
Transfers between funds	41,292	(69,582)	(645,313)	(420,435)	419,324	352,828	71,994	(19,566)
Surrenders (note 6)	(77,906)	(80,717)	(41,393)	(5,662)	(49,191)	(78,106)	(30,670)	(650)
Death Benefits (note 4)	-	(6,495)	-	-	(1,844)	(1,501)	-	-
Net policy repayments (loans) (note 5)	(31,756)	(8,197)	(9,351)	(10,253)	(65,068)	(12,346)	2,185	(2,601)
Deductions for surrender charges (note 2d)	(3,977)	(5,233)	(21,976)	(3,935)	(18,183)	(29,039)	(7,252)	(308)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,569)	(117,882)	(178,101)	(189,450)	(443,488)	(317,317)	(21,964)	(17,073)
Asset charges (note 3)	(4,282)	(3,587)	(9,316)	(9,052)	(14,520)	(9,890)	(1,021)	(813)
Adjustments to maintain reserves	(3)	(3)	(2)	116	(4,903)	4,857	4	-

Net equity transactions	30,358	(50,251)	167,453	669,186	1,439,113	1,304,329	212,049	96,041

Net change in contract owners’ equity	452,066	135,613	368,863	999,678	1,502,103	1,738,119	266,140	117,649
Contract owners’ equity beginning of period	1,234,204	1,098,591	2,948,840	1,949,162	3,816,556	2,078,437	223,417	105,768

Contract owners’ equity end of period	$1,686,270	1,234,204	3,317,703	2,948,840	5,318,659	3,816,556	489,557	223,417

CHANGES IN UNITS:
Beginning units	121,360	126,457	173,239	131,352	197,380	126,017	22,851	12,503
Units purchased	29,085	30,594	75,636	125,960	121,191	100,311	27,707	20,990
Units redeemed	(25,744)	(35,691)	(66,610)	(84,073)	(45,560)	(28,948)	(8,057)	(10,642)

Ending units	124,701	121,360	182,265	173,239	273,011	197,380	42,501	22,851

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,103	1,241	6,890	4,134	14,252	12,933	66,635	32,801
Realized gain (loss) on investments	5,038	16,066	21,530	(704)	120,280	77,593	74,878	57,818
Change in unrealized gain (loss) on investments	27,995	17,556	136,505	26,963	409,393	36,533	893,108	227,673
Reinvested capital gains	-	-	22,263	20,865	-	-	110,415	120,518

Net increase (decrease) in contract owners’ equity resulting from operations	34,136	34,863	187,188	51,258	543,925	127,059	1,145,036	438,810

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	54,959	36,976	620,797	130,720	2,104,324	1,194,831
Transfers between funds	-	(62,618)	270,603	(75,901)	54,842	(47,976)	525,600	(283,196)
Surrenders (note 6)	(6,035)	(2,776)	(10,286)	(9,999)	(44,013)	(60,238)	(246,497)	(36,976)
Death Benefits (note 4)	-	-	-	-	(267)	-	(1,037)	-
Net policy repayments (loans) (note 5)	(1,203)	(5,928)	(581)	(1,271)	(23,421)	(4,349)	(12,159)	24,987
Deductions for surrender charges (note 2d)	(1,980)	(986)	(384)	(726)	(9,683)	(18,390)	(29,489)	(38,965)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,796)	(18,059)	(33,749)	(24,303)	(91,724)	(79,338)	(494,023)	(423,417)
Asset charges (note 3)	(631)	(949)	(1,365)	(920)	(8,492)	(4,374)	(14,984)	(10,832)
Adjustments to maintain reserves	4	(2)	(7)	-	134	15	(9)	110

Net equity transactions	(22,641)	(91,318)	279,190	(76,144)	498,173	(83,930)	1,831,726	426,542

Net change in contract owners’ equity	11,495	(56,455)	466,378	(24,886)	1,042,098	43,129	2,976,762	865,352
Contract owners’ equity beginning of period	208,583	265,038	292,475	317,361	1,188,464	1,145,335	3,348,115	2,482,763

Contract owners’ equity end of period	$220,078	208,583	758,853	292,475	2,230,562	1,188,464	6,324,877	3,348,115

CHANGES IN UNITS:
Beginning units	24,963	36,549	30,879	39,183	110,101	118,184	321,867	277,401
Units purchased	-	-	35,202	6,421	65,094	14,172	221,329	134,716
Units redeemed	(2,559)	(11,586)	(10,373)	(14,725)	(26,050)	(22,255)	(74,208)	(90,250)

Ending units	22,404	24,963	55,708	30,879	149,145	110,101	468,988	321,867

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$71,014	53,181	118,894	72,728	26,718	24,312	197,549	103,659
Realized gain (loss) on investments	90,328	43,035	128,655	28,193	15,174	10,714	55,348	97,573
Change in unrealized gain (loss) on investments	290,134	190,579	849,654	401,966	2,343	37,306	1,234,683	408,271
Reinvested capital gains	82,656	40,150	202,551	70,252	22,743	18,045	265,776	104,890

Net increase (decrease) in contract owners’ equity resulting from operations	534,132	326,945	1,299,754	573,139	66,978	90,377	1,753,356	714,393

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	868,056	972,937	1,714,653	1,247,438	245,315	273,308	2,677,520	1,832,190
Transfers between funds	124,271	(2,558)	145,687	278,710	(89,306)	140,487	381,373	2,204,635
Surrenders (note 6)	(81,630)	(54,873)	(36,946)	(35,048)	(542)	(2,076)	(51,481)	(250,384)
Death Benefits (note 4)	(14,973)	-	(1,004)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(37,857)	(18,731)	(29,707)	(15,300)	-	(2)	(58,911)	(52,339)
Deductions for surrender charges (note 2d)	(30,148)	(12,408)	(10,822)	(20,033)	(475)	(6,898)	(16,988)	(55,572)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(437,077)	(354,474)	(651,759)	(505,066)	(153,819)	(135,257)	(838,709)	(644,754)
Asset charges (note 3)	(21,363)	(15,792)	(22,480)	(14,932)	(7,387)	(6,450)	(40,511)	(20,955)
Adjustments to maintain reserves	(29,769)	22,419	(31,501)	26,425	8	(6)	(10)	1,794

Net equity transactions	339,510	536,520	1,076,121	962,194	(6,206)	263,106	2,052,283	3,014,615

Net change in contract owners’ equity	873,642	863,465	2,375,875	1,535,333	60,772	353,483	3,805,639	3,729,008
Contract owners’ equity beginning of period	3,538,297	2,674,832	5,387,899	3,852,566	1,376,317	1,022,834	9,167,689	5,438,681

Contract owners’ equity end of period	$4,411,939	3,538,297	7,763,774	5,387,899	1,437,089	1,376,317	12,973,328	9,167,689

CHANGES IN UNITS:
Beginning units	304,016	255,651	483,015	392,818	113,944	91,097	804,383	536,603
Units purchased	98,618	100,871	185,403	153,010	31,831	35,977	251,954	415,080
Units redeemed	(72,187)	(52,506)	(95,301)	(62,813)	(32,496)	(13,130)	(91,499)	(147,300)

Ending units	330,447	304,016	573,117	483,015	113,279	113,944	964,838	804,383

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$244,188	140,561	37,039	30,758	33,949	40,632	6,864	7,339
Realized gain (loss) on investments	323,662	203,599	41,368	13,471	9,021	14,866	2,500	16,346
Change in unrealized gain (loss) on investments	1,865,710	637,781	100,294	59,674	(82,120)	34,797	(20,927)	(5,851)
Reinvested capital gains	654,226	271,143	43,560	30,065	13,619	8,757	7,346	5,859

Net increase (decrease) in contract owners’ equity resulting from operations	3,087,786	1,253,084	222,261	133,968	(25,531)	99,052	(4,217)	23,693

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,633,917	3,780,177	320,687	928,038	113,551	130,383	92,988	60,595
Transfers between funds	549,807	563,958	(90,292)	141,968	(19,725)	82,967	8,839	(73,468)
Surrenders (note 6)	(533,733)	(106,865)	(46,609)	(3,866)	(19,436)	(49,878)	(4,103)	(3,150)
Death Benefits (note 4)	(85,532)	(3,073)	-	-	(360)	-	-	-
Net policy repayments (loans) (note 5)	(456,021)	(30,110)	(41,322)	-	(25,764)	(24,025)	24	(479)
Deductions for surrender charges (note 2d)	(55,807)	(86,087)	-	(21,738)	(7,182)	(8,604)	(1,331)	(7,909)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,497,628)	(1,241,369)	(205,067)	(168,543)	(64,313)	(69,790)	(31,098)	(34,924)
Asset charges (note 3)	(40,652)	(26,544)	(12,171)	(8,913)	(3,000)	(3,083)	(1,494)	(1,734)
Adjustments to maintain reserves	(21)	(2,168)	(7)	9	(14)	9	(10)	9

Net equity transactions	2,514,330	2,847,919	(74,781)	866,955	(26,243)	57,979	63,815	(61,060)

Net change in contract owners’ equity	5,602,116	4,101,003	147,480	1,000,923	(51,774)	157,031	59,598	(37,367)
Contract owners’ equity beginning of period	11,442,738	7,341,735	1,922,702	921,779	1,353,560	1,196,529	313,629	350,996

Contract owners’ equity end of period	$17,044,854	11,442,738	2,070,182	1,922,702	1,301,786	1,353,560	373,227	313,629

CHANGES IN UNITS:
Beginning units	1,054,488	775,811	162,544	85,823	101,747	96,917	21,844	26,251
Units purchased	444,073	538,942	27,304	94,527	15,401	21,591	12,186	6,375
Units redeemed	(235,448)	(260,265)	(32,649)	(17,806)	(17,386)	(16,761)	(7,566)	(10,782)

Ending units	1,263,113	1,054,488	157,199	162,544	99,762	101,747	26,464	21,844

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF		GBF		CAF		GVIX6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,397	8,531	28,056	34,517	4,801	1,418	75,892	52,273
Realized gain (loss) on investments	33,570	34,806	(28,228)	11,195	49,819	2,166	103,144	(9,546)
Change in unrealized gain (loss) on investments	142,076	37,221	(69,931)	(48,736)	101,640	1,832	328,001	222,308
Reinvested capital gains	-	-	16,397	44,149	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	185,043	80,558	(53,706)	41,125	156,260	5,416	507,037	265,035

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	102,446	91,984	388,173	326,678	136,090	93,259	1,088,942	1,351,958
Transfers between funds	(6,567)	(1,515)	(284,238)	(28,688)	428,313	153,602	(317,175)	28,850
Surrenders (note 6)	(32,514)	(49,790)	(59,947)	(50,993)	(131,666)	(42)	(10,475)	(12,475)
Death Benefits (note 4)	(457)	-	(523)	(6,782)	-	(5,563)	-	-
Net policy repayments (loans) (note 5)	(3,043)	(5,625)	(15,765)	(52,138)	28	-	(43,856)	(8,978)
Deductions for surrender charges (note 2d)	(8,509)	(19,506)	(13,869)	(20,145)	(4,179)	-	(17,197)	(5,014)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,295)	(73,924)	(118,803)	(141,792)	(37,324)	(11,378)	(309,906)	(308,629)
Asset charges (note 3)	(3,598)	(3,119)	(6,283)	(5,845)	(1,625)	(161)	(2,301)	(1,457)
Adjustments to maintain reserves	111	40	(28)	1,189	(5)	1	2	(1,252)

Net equity transactions	(21,426)	(61,455)	(111,283)	21,484	389,632	229,718	388,034	1,043,003

Net change in contract owners’ equity	163,617	19,103	(164,989)	62,609	545,892	235,134	895,071	1,308,038
Contract owners’ equity beginning of period	607,497	588,394	1,535,209	1,472,600	252,179	17,045	2,193,608	885,570

Contract owners’ equity end of period	$771,114	607,497	1,370,220	1,535,209	798,071	252,179	3,088,679	2,193,608

CHANGES IN UNITS:
Beginning units	47,398	52,433	105,154	103,949	24,108	1,858	224,653	107,284
Units purchased	7,024	7,928	48,664	39,682	42,581	23,938	115,383	177,937
Units redeemed	(8,531)	(12,963)	(55,998)	(38,477)	(7,883)	(1,688)	(79,199)	(60,568)

Ending units	45,891	47,398	97,820	105,154	58,806	24,108	260,837	224,653

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$58,683	49,414	14,354	14,947	35,966	32,990	20,272	28,455
Realized gain (loss) on investments	236,180	118,009	14,466	18,780	22,423	27,275	21,864	26,849
Change in unrealized gain (loss) on investments	532,348	290,696	75,442	37,582	281,867	123,364	5,761	5,533
Reinvested capital gains	-	-	7,687	9,469	30,548	22,519	18,190	22,058

Net increase (decrease) in contract owners’ equity resulting from operations	827,211	458,119	111,949	80,778	370,804	206,148	66,087	82,895

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	129,460	388,069	4,955	299,158	3,443	427,111	12,067	266,300
Transfers between funds	154,875	(85,067)	(14,275)	(271,381)	(13,900)	(136,786)	(74,173)	(105,938)
Surrenders (note 6)	(164,002)	(30,240)	(1,568)	(1,221)	(679)	(928)	(337,111)	(1,860)
Death Benefits (note 4)	(337)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	12,569	(46,925)	160	(1,397)	(168)	(1,503)	(175)	(4,879)
Deductions for surrender charges (note 2d)	(21,397)	(27,758)	(2,800)	(1,839)	(1,406)	(3,090)	(15,661)	(24,412)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(244,096)	(374,548)	(92,411)	(180,017)	(84,496)	(139,919)	(117,355)	(182,360)
Asset charges (note 3)	(14,592)	(13,546)	(4,909)	(5,587)	(9,886)	(9,544)	(7,749)	(10,691)
Adjustments to maintain reserves	(2,698)	(5)	(10)	(32)	(4)	344	(3)	1

Net equity transactions	(150,218)	(190,020)	(110,858)	(162,316)	(107,096)	135,685	(540,160)	(63,839)

Net change in contract owners’ equity	676,993	268,099	1,091	(81,538)	263,708	341,833	(474,073)	19,056
Contract owners’ equity beginning of period	3,276,745	3,008,646	892,873	974,411	1,953,616	1,611,783	1,631,562	1,612,506

Contract owners’ equity end of period	$3,953,738	3,276,745	893,964	892,873	2,217,324	1,953,616	1,157,489	1,631,562

CHANGES IN UNITS:
Beginning units	234,319	249,362	63,297	75,561	128,494	118,997	119,779	124,507
Units purchased	30,632	32,981	337	42,513	210	31,465	864	21,487
Units redeemed	(42,760)	(48,024)	(7,760)	(54,777)	(6,657)	(21,968)	(39,584)	(26,215)

Ending units	222,191	234,319	55,874	63,297	122,047	128,494	81,059	119,779

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDM		GVDMA		GVDMC		MCIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$133,883	134,040	208,336	206,542	16,749	15,307	32,102	17,085
Realized gain (loss) on investments	198,620	431,663	687,644	701,058	9,210	15,996	86,655	46,058
Change in unrealized gain (loss) on investments	910,955	291,474	1,763,773	752,105	58,355	33,687	485,270	12,851
Reinvested capital gains	-	-	-	-	12,123	3,801	67,021	92,274

Net increase (decrease) in contract owners’ equity resulting from operations	1,243,458	857,177	2,659,753	1,659,705	96,437	68,791	671,048	168,268

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	286,869	1,354,237	546,504	2,004,064	78,987	131,835	505,056	662,689
Transfers between funds	(452,460)	(2,254,457)	(1,050,795)	(805,509)	(720)	(18,752)	605,636	243,414
Surrenders (note 6)	(34,565)	(153,605)	(392,516)	(541,994)	(119)	(15,280)	(26,562)	(81,118)
Death Benefits (note 4)	(217)	(47,521)	(296)	(32,848)	-	(5,470)	(949)	-
Net policy repayments (loans) (note 5)	(19,795)	(190,403)	(102,445)	(108,267)	(4,317)	(7,237)	(9,953)	(4,374)
Deductions for surrender charges (note 2d)	(26,163)	(45,521)	(116,017)	(175,890)	(2,964)	(309)	(4,963)	(17,305)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(565,639)	(875,088)	(1,026,783)	(1,606,213)	(70,315)	(101,131)	(121,621)	(83,769)
Asset charges (note 3)	(32,155)	(39,354)	(42,824)	(43,942)	(3,352)	(3,742)	(9,163)	(4,420)
Adjustments to maintain reserves	(6)	(68)	437	114	2	(6)	(36)	13

Net equity transactions	(844,131)	(2,251,780)	(2,184,735)	(1,310,485)	(2,798)	(20,092)	937,445	715,130

Net change in contract owners’ equity	399,327	(1,394,603)	475,018	349,220	93,639	48,699	1,608,493	883,398
Contract owners’ equity beginning of period	8,014,286	9,408,889	12,669,792	12,320,572	901,273	852,574	1,642,297	758,899

Contract owners’ equity end of period	$8,413,613	8,014,286	13,144,810	12,669,792	994,912	901,273	3,250,790	1,642,297

CHANGES IN UNITS:
Beginning units	568,566	739,675	892,730	987,577	64,118	65,530	96,235	52,240
Units purchased	19,427	115,835	35,686	178,757	5,487	17,599	60,119	57,290
Units redeemed	(76,194)	(286,944)	(171,574)	(273,604)	(5,548)	(19,011)	(13,180)	(13,295)

Ending units	511,799	568,566	756,842	892,730	64,057	64,118	143,174	96,235

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SAM		SAM5		NVMIG3		GVDIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	13,806	4,227	23,729	3,580
Realized gain (loss) on investments	-	-	-	-	26,055	29,893	(4,506)	(17,483)
Change in unrealized gain (loss) on investments	-	-	-	-	161,027	62,307	184,488	156,680
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	200,888	96,427	203,711	142,777

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	535,735	991,957	18,779,029	10,295,185	190,679	125,694	62,074	71,720
Transfers between funds	(739,505)	(5,593,298)	(12,890,238)	(5,546,428)	204,446	64,139	(17,732)	135,995
Surrenders (note 6)	(401,366)	(305,097)	(445,205)	(434,115)	(38,191)	(54,631)	(18,554)	(15,435)
Death Benefits (note 4)	(211)	(3,008)	-	(517)	(161)	-	-	-
Net policy repayments (loans) (note 5)	(22,105)	(141,742)	(223,046)	28,372	(14)	(10,314)	1,726	413
Deductions for surrender charges (note 2d)	(72,418)	(67,964)	(27,970)	(17,316)	(10,975)	(20,542)	(3,273)	(2,690)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(374,343)	(901,463)	(1,129,318)	(514,948)	(81,944)	(77,182)	(42,100)	(39,785)
Asset charges (note 3)	(12,111)	(21,078)	(25,658)	(17,567)	(4,557)	(3,063)	(2,409)	(2,047)
Adjustments to maintain reserves	(5,093)	(5,283)	286	4	80	42	16	10

Net equity transactions	(1,091,417)	(6,046,976)	4,037,880	3,792,670	259,363	24,143	(20,252)	148,181

Net change in contract owners’ equity	(1,091,417)	(6,046,976)	4,037,880	3,792,670	460,251	120,570	183,459	290,958
Contract owners’ equity beginning of period	5,076,259	11,123,235	3,792,670	-	743,805	623,235	977,360	686,402

Contract owners’ equity end of period	$3,984,842	5,076,259	7,830,550	3,792,670	1,204,056	743,805	1,160,819	977,360

CHANGES IN UNITS:
Beginning units	442,103	968,748	379,267	-	74,182	71,965	92,893	76,483
Units purchased	70,791	118,189	1,889,428	1,249,078	37,948	22,263	7,368	22,881
Units redeemed	(165,845)	(644,834)	(1,485,640)	(869,811)	(13,166)	(20,046)	(9,396)	(6,471)

Ending units	347,049	442,103	783,055	379,267	98,964	74,182	90,865	92,893

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLG1		NVMLV1		NVMMG1		NVMMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,241	6,807	9,527	5,262	-	-	1,950	647
Realized gain (loss) on investments	90,688	20,054	18,097	2,705	46,685	107,422	12,794	(700)
Change in unrealized gain (loss) on investments	282,471	126,307	113,407	47,476	368,987	(40,856)	7,578	849
Reinvested capital gains	122,667	33,169	32,737	-	122,698	133,722	5,277	3,403

Net increase (decrease) in contract owners’ equity resulting from operations	509,067	186,337	173,768	55,443	538,370	200,288	27,599	4,199

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	283,879	259,977	168,282	82,568	168,746	171,698	41,714	28,841
Transfers between funds	13,028	22,355	96,481	20,951	53,412	(105,833)	78,722	17,780
Surrenders (note 6)	(36,822)	(33,559)	(4,462)	(2,796)	(26,981)	(79,902)	-	-
Death Benefits (note 4)	(87)	-	-	-	(1,042)	-	-	-
Net policy repayments (loans) (note 5)	(2,944)	(7,353)	(6,033)	(21)	(5,367)	(7,527)	(1,546)	92
Deductions for surrender charges (note 2d)	(8,522)	(22,940)	(6,754)	(1,488)	(13,297)	(25,097)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,226)	(132,767)	(52,686)	(37,835)	(119,025)	(124,956)	(9,722)	(2,296)
Asset charges (note 3)	(5,228)	(4,340)	(2,128)	(1,296)	(5,922)	(5,344)	(228)	(29)
Adjustments to maintain reserves	(14)	(12)	(8)	(8)	58	23	(7)	3

Net equity transactions	102,064	81,361	192,692	60,075	50,582	(176,938)	108,933	44,391

Net change in contract owners’ equity	611,131	267,698	366,460	115,518	588,952	23,350	136,532	48,590
Contract owners’ equity beginning of period	1,395,504	1,127,806	404,343	288,825	1,372,869	1,349,519	48,590	-

Contract owners’ equity end of period	$2,006,635	1,395,504	770,803	404,343	1,961,821	1,372,869	185,122	48,590

CHANGES IN UNITS:
Beginning units	129,471	121,747	39,748	33,449	123,232	139,190	4,577	-
Units purchased	32,180	29,001	23,581	10,953	17,930	17,467	11,810	5,226
Units redeemed	(23,481)	(21,277)	(7,383)	(4,654)	(14,422)	(33,425)	(3,551)	(649)

Ending units	138,170	129,471	55,946	39,748	126,740	123,232	12,836	4,577

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCGF		SCVF		SCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,241	4,237	-	-	7,140	3,979	1,468	1,176
Realized gain (loss) on investments	36,602	18,282	33,465	14,302	37,792	39,179	84,732	27,035
Change in unrealized gain (loss) on investments	70,825	(1,790)	172,751	39,783	208,259	40,365	262,164	73,064
Reinvested capital gains	25,163	36,838	37,864	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	138,831	57,567	244,080	54,085	253,191	83,523	348,364	101,275

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,513	70,975	143,479	85,719	129,828	83,932	192,212	138,227
Transfers between funds	92,737	(30,544)	38,492	45,944	200,199	(12,200)	138,622	8,033
Surrenders (note 6)	(30,469)	(26,284)	(5,610)	(2,180)	(18,477)	(2,697)	(25,423)	(33,831)
Death Benefits (note 4)	(231)	-	-	-	(483)	(571)	(452)	(2,175)
Net policy repayments (loans) (note 5)	(3,140)	(4,154)	(1,340)	(6,029)	(2,806)	(7,435)	(5,251)	(480)
Deductions for surrender charges (note 2d)	(7,081)	(12,229)	(5,032)	(3,684)	(3,949)	(2,418)	(7,677)	(8,296)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(41,951)	(44,925)	(63,823)	(56,000)	(48,642)	(38,128)	(78,879)	(68,046)
Asset charges (note 3)	(2,086)	(1,723)	(2,117)	(1,498)	(2,688)	(1,785)	(3,312)	(2,498)
Adjustments to maintain reserves	66	27	(8)	(2)	(6)	(1)	(7)	(11)

Net equity transactions	70,358	(48,857)	104,041	62,270	252,976	18,697	209,833	30,923

Net change in contract owners’ equity	209,189	8,710	348,121	116,355	506,167	102,220	558,197	132,198
Contract owners’ equity beginning of period	385,628	376,918	508,916	392,561	497,555	395,335	771,107	638,909

Contract owners’ equity end of period	$594,817	385,628	857,037	508,916	1,003,722	497,555	1,329,304	771,107

CHANGES IN UNITS:
Beginning units	32,170	36,583	41,439	36,260	34,047	32,583	51,451	49,239
Units purchased	11,689	6,803	12,749	11,709	21,349	8,348	18,904	13,394
Units redeemed	(7,286)	(11,216)	(5,823)	(6,530)	(6,476)	(6,884)	(7,408)	(11,182)

Ending units	36,573	32,170	48,365	41,439	48,920	34,047	62,947	51,451

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSBF		NVSTB1		NVSTB2		NVOLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$31,509	22,916	1,985	350	1,273	1,748	32,128	24,797
Realized gain (loss) on investments	22,085	10,469	(1,316)	894	243	862	100,375	43,966
Change in unrealized gain (loss) on investments	(69,991)	67,050	(1,344)	(244)	(1,542)	2,119	1,124,129	495,588
Reinvested capital gains	-	-	173	-	95	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,397)	100,435	(502)	1,000	69	4,729	1,256,632	564,351

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	178,466	104,688	260,509	194,475	1,492	21,702	436,592	391,278
Transfers between funds	(47,736)	(50,677)	(123,845)	(166,553)	(4,006)	6,843	(81,174)	70,340
Surrenders (note 6)	(10,560)	(29,357)	(336)	-	(317)	(15,692)	(84,660)	(262,989)
Death Benefits (note 4)	-	-	-	-	-	-	-	(4,878)
Net policy repayments (loans) (note 5)	(92,654)	64	(381)	-	(635)	804	(77,097)	(9,489)
Deductions for surrender charges (note 2d)	(2,978)	(3,107)	(706)	-	(488)	(935)	(26,314)	(59,236)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,167)	(47,941)	(7,798)	(2,451)	(6,086)	(11,083)	(258,239)	(258,947)
Asset charges (note 3)	(2,387)	(1,881)	(370)	(21)	(205)	(256)	(15,078)	(13,178)
Adjustments to maintain reserves	(2)	2	-	2	(5)	-	(490)	(7)

Net equity transactions	(35,018)	(28,209)	127,073	25,452	(10,250)	1,383	(106,460)	(147,106)

Net change in contract owners’ equity	(51,415)	72,226	126,571	26,452	(10,181)	6,112	1,150,172	417,245
Contract owners’ equity beginning of period	933,404	861,178	26,452	-	128,916	122,804	3,501,103	3,083,858

Contract owners’ equity end of period	$881,989	933,404	153,023	26,452	118,735	128,916	4,651,275	3,501,103

CHANGES IN UNITS:
Beginning units	61,728	63,928	2,597	-	11,270	11,114	212,351	221,993
Units purchased	15,609	10,790	25,657	20,451	387	3,670	26,561	30,915
Units redeemed	(18,346)	(12,990)	(13,280)	(17,854)	(1,288)	(3,514)	(32,543)	(40,557)

Ending units	58,991	61,728	14,974	2,597	10,369	11,270	206,369	212,351

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVIDAP		NVDBLP		NVDCAP		NVIDCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$44,919	12,184	69,015	19,983	32,026	9,033	22,366	13,011
Realized gain (loss) on investments	47,135	478	5,929	10,132	15,981	17	3,484	1,981
Change in unrealized gain (loss) on investments	306,638	33,441	203,347	11,518	154,742	5,768	2,427	(4,993)
Reinvested capital gains	-	-	31,727	8,663	21,239	2,548	15,655	6,316

Net increase (decrease) in contract owners’ equity resulting from operations	398,692	46,103	310,018	50,296	223,988	17,366	43,932	16,315

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,164,759	475,515	2,996,214	693,164	801,919	455,997	467,864	402,920
Transfers between funds	650,785	273,359	115,606	208,961	324,377	262,223	47,628	357,232
Surrenders (note 6)	(17,155)	(5,218)	(8,969)	(262)	(56,846)	(124)	(1)	(104)
Death Benefits (note 4)	(696)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(16,519)	(2,562)	916	(208)	(10,787)	(1,539)	83	(2,293)
Deductions for surrender charges (note 2d)	(11,199)	(532)	(1,378)	(65)	(1,407)	(162)	(46)	(39)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(247,527)	(67,167)	(288,054)	(81,735)	(174,392)	(50,654)	(113,619)	(36,687)
Asset charges (note 3)	(5,397)	(720)	(7,855)	(2,500)	(6,345)	(1,651)	(5,553)	(1,854)
Adjustments to maintain reserves	(4)	7	(243)	(13,842)	529	18,855	5	3

Net equity transactions	1,517,047	672,682	2,806,237	803,513	877,048	682,945	396,361	719,178

Net change in contract owners’ equity	1,915,739	718,785	3,116,255	853,809	1,101,036	700,311	440,293	735,493
Contract owners’ equity beginning of period	718,785	-	853,809	-	700,311	-	735,493	-

Contract owners’ equity end of period	$2,634,524	718,785	3,970,064	853,809	1,801,347	700,311	1,175,786	735,493

CHANGES IN UNITS:
Beginning units	68,585	-	82,747	-	67,377	-	71,938	-
Units purchased	157,900	76,439	283,338	115,840	99,706	7,591	61,739	75,997
Units redeemed	(29,159)	(7,854)	(27,492)	(33,093)	(22,284)	59,786	(24,108)	(4,059)

Ending units	197,326	68,585	338,593	82,747	144,799	67,377	109,569	71,938

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVIDMP		NVDMAP		NVDMCP		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$144,375	93,477	233,980	94,859	7,172	2,882	15,578	16,997
Realized gain (loss) on investments	60,202	116	26,484	14,524	3,548	1,102	(4,561)	(11,030)
Change in unrealized gain (loss) on investments	813,735	185,597	1,405,319	115,992	10,854	209	130,937	112,818
Reinvested capital gains	-	-	-	-	3,883	310	7,561	12,026

Net increase (decrease) in contract owners’ equity resulting from operations	1,018,312	279,190	1,665,783	225,375	25,457	4,503	149,515	130,811

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,769,522	2,336,619	6,399,812	3,272,070	244,661	121,002	157,880	204,499
Transfers between funds	360,048	2,795,686	1,624,428	1,866,061	90,604	50,263	(8,878)	(30,438)
Surrenders (note 6)	(219,864)	(5,738)	(136,122)	(5,684)	(39,995)	(292)	(35,633)	(63,637)
Death Benefits (note 4)	(2,522)	-	(436)	(15,096)	-	-	(202)	-
Net policy repayments (loans) (note 5)	(5,201)	137	(62,478)	807	590	401	(3,743)	(6,374)
Deductions for surrender charges (note 2d)	(22,660)	(877)	(44,645)	(3,795)	(4,792)	(166)	(12,256)	(21,178)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(737,595)	(282,640)	(1,275,966)	(325,554)	(84,349)	(24,620)	(86,364)	(88,247)
Asset charges (note 3)	(38,270)	(14,983)	(27,831)	(5,250)	(1,802)	(386)	(3,343)	(2,936)
Adjustments to maintain reserves	(2)	12	9,790	4	(8)	-	(13)	1

Net equity transactions	2,103,456	4,828,216	6,486,552	4,783,563	204,909	146,202	7,448	(8,310)

Net change in contract owners’ equity	3,121,768	5,107,406	8,152,335	5,008,938	230,366	150,705	156,963	122,501
Contract owners’ equity beginning of period	5,107,406	-	5,008,938	-	150,705	-	744,278	621,777

Contract owners’ equity end of period	$8,229,174	5,107,406	13,161,273	5,008,938	381,071	150,705	901,241	744,278

CHANGES IN UNITS:
Beginning units	493,352	-	479,702	-	14,656	-	51,280	51,221
Units purchased	298,092	523,647	685,227	515,169	31,694	17,503	10,845	16,659
Units redeemed	(110,770)	(30,295)	(136,466)	(35,467)	(12,866)	(2,847)	(10,420)	(16,600)

Ending units	680,674	493,352	1,028,463	479,702	33,484	14,656	51,705	51,280

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	EIF		NVRE1		NVLCAP		NVLMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	10,132	80,238	39,915	241	-	195	-
Realized gain (loss) on investments	44,284	50,494	132,887	162,774	35	-	112	-
Change in unrealized gain (loss) on investments	247,813	70,564	(465,729)	(38,207)	953	-	102	-
Reinvested capital gains	-	-	355,500	324,070	28	-	49	-

Net increase (decrease) in contract owners’ equity resulting from operations	292,097	131,190	102,896	488,552	1,257	-	458	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	162,745	119,140	1,664,022	894,038	1,346	-	5,548	-
Transfers between funds	(18,397)	(14,951)	364,675	19,982	10,417	-	4,887	-
Surrenders (note 6)	(27,015)	(47,277)	(73,507)	(174,705)	-	-	-	-
Death Benefits (note 4)	-	-	-	(8,578)	-	-	-	-
Net policy repayments (loans) (note 5)	(8,230)	(3,203)	(126,823)	(30,651)	-	-	-	-
Deductions for surrender charges (note 2d)	(7,866)	(10,655)	(25,038)	(25,531)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,945)	(67,679)	(391,214)	(291,676)	(529)	-	(1,636)	-
Asset charges (note 3)	(3,794)	(3,235)	(10,210)	(8,904)	-	-	(17)	-
Adjustments to maintain reserves	39	19	(10)	481	3	-	(3)	-

Net equity transactions	27,537	(27,841)	1,401,895	374,456	11,237	-	8,779	-

Net change in contract owners’ equity	319,634	103,349	1,504,791	863,008	12,494	-	9,237	-
Contract owners’ equity beginning of period	837,472	734,123	3,853,275	2,990,267	-	-	-	-

Contract owners’ equity end of period	$1,157,106	837,472	5,358,066	3,853,275	12,494	-	9,237	-

CHANGES IN UNITS:
Beginning units	64,080	66,544	324,894	291,930	-	-	-	-
Units purchased	12,369	10,966	171,434	90,804	1,140	-	1,176	-
Units redeemed	(11,175)	(13,430)	(57,907)	(57,840)	(48)	-	(355)	-

Ending units	65,274	64,080	438,421	324,894	1,092	-	821	-

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVSIX2		GVEX1		NOTB3		NOTG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,071	-	25,076	-	1,722	-	100	-
Realized gain (loss) on investments	4,766	-	33,163	-	217	-	76	-
Change in unrealized gain (loss) on investments	24,498	-	36,806	-	8,073	-	1,868	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,335	-	95,045	-	10,012	-	2,044	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	145,894	-	576,221	-	38,323	-	37,845	-
Transfers between funds	312,663	-	1,053,321	-	212,757	-	11,596	-
Surrenders (note 6)	1	-	(49,257)	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,005)	-	(1,535)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(94)	-	(189)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,385)	-	(36,328)	-	(5,894)	-	(4,663)	-
Asset charges (note 3)	(157)	-	(653)	-	(385)	-	(63)	-
Adjustments to maintain reserves	(7,732)	-	(11,750)	-	(3)	-	(1)	-

Net equity transactions	432,185	-	1,529,830	-	244,798	-	44,714	-

Net change in contract owners’ equity	466,520	-	1,624,875	-	254,810	-	46,758	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$466,520	-	1,624,875	-	254,810	-	46,758	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	38,368	-	145,156	-	25,353	-	4,743	-
Units redeemed	(1,576)	-	(7,873)	-	(677)	-	(458)	-

Ending units	36,792	-	137,283	-	24,676	-	4,285	-

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTMG3		ALVSVA		ACVIP2		ACVMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,003	-	10,839	5,982	13,786	27,035	27,080	36,016
Realized gain (loss) on investments	64	-	96,428	8,187	(13,238)	38,032	112,001	56,994
Change in unrealized gain (loss) on investments	6,459	-	315,827	136,795	(105,566)	(12,387)	406,005	82,130
Reinvested capital gains	-	-	100,611	34,866	31,507	30,423	31,194	90,632

Net increase (decrease) in contract owners’ equity resulting from operations	7,526	-	523,705	185,830	(73,511)	83,103	576,280	265,772

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,285	-	342,626	223,959	15,995	388,160	255,652	265,789
Transfers between funds	109,693	-	293,338	12,482	(204,466)	(275,671)	(62,526)	47,358
Surrenders (note 6)	-	-	(54,272)	(13,810)	(5,083)	(2,306)	(70,249)	(65,643)
Death Benefits (note 4)	-	-	-	-	-	(2,937)	(1,864)	(887)
Net policy repayments (loans) (note 5)	-	-	(17,932)	(1,415)	(6,017)	(31,642)	(23,789)	(1,283)
Deductions for surrender charges (note 2d)	-	-	(3,374)	(4,605)	(2,483)	(7,699)	(14,446)	(5,080)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,472)	-	(110,551)	(78,933)	(47,677)	(106,305)	(139,194)	(130,639)
Asset charges (note 3)	(55)	-	(5,909)	(3,950)	(2,918)	(3,368)	(6,669)	(5,800)
Adjustments to maintain reserves	(7)	-	(19)	5	(4)	448	-	(6)

Net equity transactions	125,444	-	443,907	133,733	(252,653)	(41,320)	(63,085)	103,809

Net change in contract owners’ equity	132,970	-	967,612	319,563	(326,164)	41,783	513,195	369,581
Contract owners’ equity beginning of period	-	-	1,258,905	939,342	1,018,921	977,138	1,902,210	1,532,629

Contract owners’ equity end of period	$132,970	-	2,226,517	1,258,905	692,757	1,018,921	2,415,405	1,902,210

CHANGES IN UNITS:
Beginning units	-	-	101,925	90,310	65,923	67,889	105,555	98,933
Units purchased	12,818	-	44,716	25,003	1,692	34,742	17,920	21,103
Units redeemed	(342)	-	(16,068)	(13,388)	(18,642)	(36,708)	(20,464)	(14,481)

Ending units	12,476	-	130,573	101,925	48,973	65,923	103,011	105,555

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVSCS		DCAP		FQB		FNRS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$31,011	7,352	24,154	27,822	2,514	2,328	38,111	29,417
Realized gain (loss) on investments	123,125	66,187	41,531	36,831	59	454	64,920	33,070
Change in unrealized gain (loss) on investments	882,195	129,986	163,164	2,488	(1,858)	2,789	852,364	93,194
Reinvested capital gains	38,134	57,035	2,807	-	-	-	33,599	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,074,465	260,560	231,656	67,141	715	5,571	988,994	155,681

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	911,548	981,382	218,864	216,252	17,685	9,556	1,744,884	1,425,224
Transfers between funds	(105,288)	(18,083)	56,787	311,944	34,282	52	(10,236)	(5,008)
Surrenders (note 6)	(37,008)	(51,595)	(95,584)	(10,633)	(19,225)	(7,382)	(114,649)	(38,418)
Death Benefits (note 4)	-	-	-	-	-	-	(2,430)	(992)
Net policy repayments (loans) (note 5)	(20,750)	(23,772)	1,152	(4,802)	(17)	786	(65,439)	(11,477)
Deductions for surrender charges (note 2d)	(10,642)	(24,064)	(5,759)	(3,073)	(343)	(2,341)	(29,711)	(27,686)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(240,323)	(181,862)	(67,251)	(47,775)	(6,575)	(7,432)	(520,126)	(380,174)
Asset charges (note 3)	(9,200)	(5,717)	(2,105)	(1,914)	(319)	(309)	(18,513)	(12,897)
Adjustments to maintain reserves	(79)	(2)	4	981	(5)	11	(4,794)	13,894

Net equity transactions	488,258	676,287	106,108	460,980	25,483	(7,059)	978,986	962,466

Net change in contract owners’ equity	1,562,723	936,847	337,764	528,121	26,198	(1,488)	1,967,980	1,118,147
Contract owners’ equity beginning of period	2,371,610	1,434,763	1,010,918	482,797	60,260	61,748	3,829,037	2,710,890

Contract owners’ equity end of period	$3,934,333	2,371,610	1,348,682	1,010,918	86,458	60,260	5,797,017	3,829,037

CHANGES IN UNITS:
Beginning units	148,982	104,318	64,464	33,998	3,990	4,486	209,550	155,382
Units purchased	60,569	70,277	19,934	35,090	3,422	665	91,003	86,657
Units redeemed	(33,910)	(25,613)	(13,382)	(4,624)	(1,746)	(1,161)	(45,005)	(32,489)

Ending units	175,641	148,982	71,016	64,464	5,666	3,990	255,548	209,550

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FEIS		FF10S		FF20S		FF30S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$90,075	80,010	15,891	11,936	36,162	29,979	79,610	84,273
Realized gain (loss) on investments	86,942	104,176	19,262	2,464	19,884	30,506	217,332	71,197
Change in unrealized gain (loss) on investments	384,214	(3,103)	75,066	31,958	195,836	91,744	585,500	328,500
Reinvested capital gains	247,302	146,779	11,415	8,437	25,689	17,490	68,390	35,517

Net increase (decrease) in contract owners’ equity resulting from operations	808,533	327,862	121,634	54,795	277,571	169,719	950,832	519,487

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	872,697	1,149,204	167,195	138,087	496,904	620,179	1,098,007	1,067,673
Transfers between funds	(43,197)	113,796	161,053	140,579	101,039	(59,328)	(472,144)	161,317
Surrenders (note 6)	(19,913)	(142,664)	1	-	(3,495)	(963)	(115,301)	(50,182)
Death Benefits (note 4)	(10,175)	-	-	-	(401)	-	(2,093)	-
Net policy repayments (loans) (note 5)	(2,465)	(11,851)	(387)	-	(20,062)	(9,621)	6,689	10,191
Deductions for surrender charges (note 2d)	(11,308)	(16,124)	(356)	-	(12,118)	(18,959)	(45,176)	(19,509)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(283,868)	(253,894)	(96,279)	(47,999)	(195,294)	(172,490)	(484,083)	(427,935)
Asset charges (note 3)	(10,352)	(7,460)	(6,305)	(4,282)	(11,407)	(9,021)	(27,151)	(20,768)
Adjustments to maintain reserves	(7)	(515)	8	(3)	1	(126)	(4)	473

Net equity transactions	491,412	830,492	224,930	226,382	355,167	349,671	(41,256)	721,260

Net change in contract owners’ equity	1,299,945	1,158,354	346,564	281,177	632,738	519,390	909,576	1,240,747
Contract owners’ equity beginning of period	2,739,799	1,581,445	684,835	403,658	1,584,025	1,064,635	4,302,734	3,061,987

Contract owners’ equity end of period	$4,039,744	2,739,799	1,031,399	684,835	2,216,763	1,584,025	5,212,310	4,302,734

CHANGES IN UNITS:
Beginning units	207,000	140,019	45,496	29,950	104,144	79,227	284,545	233,843
Units purchased	68,781	117,272	25,660	19,159	36,646	46,741	77,089	95,111
Units redeemed	(37,353)	(50,291)	(10,729)	(3,613)	(15,099)	(21,824)	(77,925)	(44,409)

Ending units	238,428	207,000	60,427	45,496	125,691	104,144	283,709	284,545

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGS		FIGBS		FMCS		FOSR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,952	11,801	85,823	78,232	24,244	23,560	23,539	25,605
Realized gain (loss) on investments	34,376	37,259	(8,798)	29,754	382,642	132,866	(32,513)	(100,375)
Change in unrealized gain (loss) on investments	856,493	246,432	(191,118)	(27,215)	561,944	58,453	452,415	318,570
Reinvested capital gains	2,148	-	45,791	87,097	755,471	363,374	6,935	4,647

Net increase (decrease) in contract owners’ equity resulting from operations	898,969	295,492	(68,302)	167,868	1,724,301	578,253	450,376	248,447

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	406,858	354,697	707,496	850,718	1,052,049	795,865	234,846	228,044
Transfers between funds	217,417	60,506	233,035	298,636	(213,126)	28,918	133,624	43,050
Surrenders (note 6)	(9,653)	(192,506)	(42,257)	(89,942)	(94,820)	(151,089)	(32,031)	(126,202)
Death Benefits (note 4)	(1,814)	-	(502)	(2,533)	-	(8,608)	(1,756)	(2,264)
Net policy repayments (loans) (note 5)	(17,255)	(7,307)	(17,561)	(17,789)	(73,888)	(16,553)	(9,316)	(10,398)
Deductions for surrender charges (note 2d)	(9,155)	(27,161)	(13,681)	(35,771)	(28,575)	(44,283)	(4,617)	(33,380)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(217,529)	(196,057)	(253,384)	(275,349)	(409,726)	(369,328)	(120,758)	(116,514)
Asset charges (note 3)	(8,974)	(8,121)	(8,999)	(8,660)	(20,954)	(15,891)	(5,936)	(5,145)
Adjustments to maintain reserves	5	(4)	(11)	(331)	1,400	5,997	(1)	(1)

Net equity transactions	359,900	(15,953)	604,136	718,979	212,360	225,028	194,055	(22,810)

Net change in contract owners’ equity	1,258,869	279,539	535,834	886,847	1,936,661	803,281	644,431	225,637
Contract owners’ equity beginning of period	2,334,202	2,054,663	3,533,287	2,646,440	4,622,804	3,819,523	1,401,034	1,175,397

Contract owners’ equity end of period	$3,593,071	2,334,202	4,069,121	3,533,287	6,559,465	4,622,804	2,045,465	1,401,034

CHANGES IN UNITS:
Beginning units	166,338	167,714	233,628	185,083	264,029	250,328	101,255	102,506
Units purchased	42,475	33,855	74,295	90,915	59,547	59,023	28,511	22,378
Units redeemed	(20,824)	(35,231)	(33,683)	(42,370)	(48,230)	(45,322)	(16,314)	(23,629)

Ending units	187,989	166,338	274,240	233,628	275,346	264,029	113,452	101,255

								(Continued )

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$171	78	58,590	65,927	1,109	756	45,601	22,740
Realized gain (loss) on investments	264	2,882	18,545	14,525	1,045	(255)	336,476	126,927
Change in unrealized gain (loss) on investments	4,738	1,031	42,313	27,352	13,162	4,495	514,425	250,061
Reinvested capital gains	-	-	-	-	-	-	50,498	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,173	3,991	119,448	107,804	15,316	4,996	947,000	399,728

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,805	2,209	13,268	178,674	2,894	3,837	522,832	599,663
Transfers between funds	895	(3,518)	(67,063)	(223,092)	12,001	(1)	(296,805)	(6,350)
Surrenders (note 6)	-	(1,423)	(4,378)	(11,776)	(2,083)	(9,939)	(50,056)	(105,589)
Death Benefits (note 4)	-	-	-	-	-	-	(1,686)	(448)
Net policy repayments (loans) (note 5)	-	-	(5,918)	(1,958)	-	948	(54,730)	(9,925)
Deductions for surrender charges (note 2d)	-	-	(5,115)	(5,728)	(365)	(1,681)	(16,906)	(19,327)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,391)	(1,621)	(60,680)	(109,476)	(3,192)	(2,665)	(234,733)	(213,124)
Asset charges (note 3)	(91)	(76)	(2,528)	(2,566)	(275)	(207)	(8,371)	(6,826)
Adjustments to maintain reserves	(7)	4	(166)	9	(8)	6	(535)	(532)

Net equity transactions	1,211	(4,425)	(132,580)	(175,913)	8,972	(9,702)	(140,990)	237,542

Net change in contract owners’ equity	6,384	(434)	(13,132)	(68,109)	24,288	(4,706)	806,010	637,270
Contract owners’ equity beginning of period	16,571	17,005	909,719	977,828	43,345	48,051	2,602,617	1,965,347

Contract owners’ equity end of period	$22,955	16,571	896,587	909,719	67,633	43,345	3,408,627	2,602,617

CHANGES IN UNITS:
Beginning units	1,114	1,453	63,064	76,362	2,903	3,610	158,909	142,501
Units purchased	155	164	1,864	17,491	917	272	33,277	48,337
Units redeemed	(86)	(503)	(10,379)	(30,789)	(337)	(979)	(39,721)	(31,929)

Ending units	1,183	1,114	54,549	63,064	3,483	2,903	152,465	158,909

								(Continued )

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVDM3		TIF3		FTVGI3		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$11,954	8,437	14,729	12,156	117,441	161,563	156,069	38,216
Realized gain (loss) on investments	34,058	4,375	23,051	11,313	(32,514)	11,654	1,289	44,501
Change in unrealized gain (loss) on investments	(52,598)	59,967	95,399	46,175	(77,863)	143,590	(107,109)	95,960
Reinvested capital gains	-	-	-	-	30,620	4,088	227,604	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,586)	72,779	133,179	69,644	37,684	320,895	277,853	178,677

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	69,761	88,593	43,522	45,722	79,289	650,387	23,134	92,921
Transfers between funds	(25,053)	8,547	150,320	(9,866)	(174,768)	(203,557)	(1,697)	(249,936)
Surrenders (note 6)	(28,917)	(20,012)	(15,907)	(14,472)	(21,895)	(75,576)	(52,385)	(5,433)
Death Benefits (note 4)	-	-	-	-	(1,378)	(830)	-	(5,478)
Net policy repayments (loans) (note 5)	(2,284)	(1,135)	(900)	248	(22,985)	(12,108)	(2,203)	(84)
Deductions for surrender charges (note 2d)	(7,375)	(6,965)	(4,403)	(4,622)	(5,649)	(9,098)	(109)	(6,120)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,298)	(44,316)	(32,419)	(30,929)	(143,691)	(218,583)	(52,242)	(76,286)
Asset charges (note 3)	(2,268)	(2,327)	(1,981)	(1,579)	(11,399)	(10,935)	(1,741)	(1,666)
Adjustments to maintain reserves	(15)	(4)	40	39	33	(6,263)	(5)	8

Net equity transactions	(32,449)	22,381	138,272	(15,459)	(302,443)	113,437	(87,248)	(252,074)

Net change in contract owners’ equity	(39,035)	95,160	271,451	54,185	(264,759)	434,332	190,605	(73,397)
Contract owners’ equity beginning of period	652,315	557,155	447,688	393,503	2,503,353	2,069,021	1,203,888	1,277,285

Contract owners’ equity end of period	$613,280	652,315	719,139	447,688	2,238,594	2,503,353	1,394,493	1,203,888

CHANGES IN UNITS:
Beginning units	33,786	32,654	30,190	31,393	122,910	116,885	110,914	135,719
Units purchased	3,707	4,934	13,164	4,342	10,710	35,837	1,919	9,416
Units redeemed	(5,417)	(3,802)	(3,920)	(5,545)	(25,478)	(29,812)	(9,032)	(34,221)

Ending units	32,076	33,786	39,434	30,190	108,142	122,910	103,801	110,914

								(Continued )

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTB		AMFAS		AMSRS		OVGS3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$18,549	18,968	-	-	1,065	347	23,290	21,789
Realized gain (loss) on investments	(1,211)	(8,517)	3,640	1,189	17,840	4,314	25,820	108,542
Change in unrealized gain (loss) on investments	(12,280)	18,469	3,463	503	31,282	10,513	386,536	78,751
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,058	28,920	7,103	1,692	50,187	15,174	435,646	209,082

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	565,963	637,073	3,697	3,927	19,979	20,679	333,307	297,220
Transfers between funds	(231,248)	(504,645)	-	(1)	(40,214)	(1,733)	544,067	15,140
Surrenders (note 6)	(47,527)	(26,326)	(3,385)	(8,663)	(204)	(2,980)	(69,098)	(57,331)
Death Benefits (note 4)	(395)	-	-	-	-	-	-	(1,531)
Net policy repayments (loans) (note 5)	(7,024)	(613)	-	632	(837)	(1,036)	(18,428)	(933)
Deductions for surrender charges (note 2d)	(7,579)	(5,754)	(2,689)	(647)	(232)	(1,465)	(10,661)	(12,157)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,070)	(56,000)	(1,333)	(1,707)	(12,274)	(13,367)	(128,567)	(104,901)
Asset charges (note 3)	(1,838)	(1,774)	(94)	(80)	(647)	(655)	(5,581)	(3,685)
Adjustments to maintain reserves	-	27	6	-	(11)	10	18	5,616

Net equity transactions	221,282	41,988	(3,798)	(6,539)	(34,440)	(547)	645,057	137,438

Net change in contract owners’ equity	226,340	70,908	3,305	(4,847)	15,747	14,627	1,080,703	346,520
Contract owners’ equity beginning of period	673,556	602,648	15,677	20,524	154,714	140,087	1,248,239	901,719

Contract owners’ equity end of period	$899,896	673,556	18,982	15,677	170,461	154,714	2,328,942	1,248,239

CHANGES IN UNITS:
Beginning units	56,081	52,488	1,467	2,090	10,873	10,926	76,759	67,220
Units purchased	70,312	65,253	290	371	1,257	1,525	46,525	24,035
Units redeemed	(51,926)	(61,660)	(539)	(994)	(3,424)	(1,578)	(10,814)	(14,496)

Ending units	74,467	56,081	1,218	1,467	8,706	10,873	112,470	76,759

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGI		OVSC		OVSB		PMVAAA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$11,583	8,081	13,853	5,225	7,173	-	11,087	1,131
Realized gain (loss) on investments	67,600	41,142	110,300	28,394	1,349	166	(13,320)	25
Change in unrealized gain (loss) on investments	221,943	80,587	332,092	111,718	(6,834)	2,360	(4,522)	(62)
Reinvested capital gains	-	-	18,237	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	301,126	129,810	474,482	145,337	1,688	2,526	(6,755)	1,094

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	260,241	172,982	383,717	144,881	22,176	8,528	141,380	1,236
Transfers between funds	55,750	12,315	(14,284)	103,719	64,046	109,989	176,457	40,420
Surrenders (note 6)	(43,019)	(52,015)	(25,089)	(22,746)	(3,049)	(160)	(75,393)	-
Death Benefits (note 4)	(221)	-	(245)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,200)	(10,115)	(40,332)	(12,616)	(544)	-	-	-
Deductions for surrender charges (note 2d)	(12,702)	(22,211)	(4,861)	(5,080)	(924)	(78)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104,108)	(104,351)	(81,142)	(66,049)	(10,576)	(1,893)	(21,034)	(845)
Asset charges (note 3)	(4,791)	(3,799)	(5,670)	(3,691)	(618)	(84)	(645)	(21)
Adjustments to maintain reserves	58	25	87	40	2,989	(3,667)	(3)	4

Net equity transactions	140,008	(7,169)	212,181	138,458	73,500	112,635	220,762	40,794

Net change in contract owners’ equity	441,134	122,641	686,663	283,795	75,188	115,161	214,007	41,888
Contract owners’ equity beginning of period	905,760	783,119	1,032,068	748,273	115,161	-	41,888	-

Contract owners’ equity end of period	$1,346,894	905,760	1,718,731	1,032,068	190,349	115,161	255,895	41,888

CHANGES IN UNITS:
Beginning units	65,549	66,235	65,423	55,965	11,313	-	3,907	-
Units purchased	20,960	14,796	25,395	17,540	9,009	12,488	28,990	3,989
Units redeemed	(12,538)	(15,482)	(13,556)	(8,082)	(1,598)	(1,175)	(9,094)	(82)

Ending units	73,971	65,549	77,262	65,423	18,724	11,313	23,803	3,907

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVFBA		PMVLDA		PMVTRA		ACEG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$15,909	47,236	44,357	36,879	38,931	18,069	112	-
Realized gain (loss) on investments	(3,183)	18,531	8,393	1,651	(24,056)	5,495	464	(355)
Change in unrealized gain (loss) on investments	(80,815)	(42,207)	(61,128)	68,738	(76,428)	16,593	8,069	(449)
Reinvested capital gains	9,340	20,355	-	-	19,690	19,925	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,749)	43,915	(8,378)	107,268	(41,863)	60,082	8,645	(804)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	161,839	156,337	1,200,425	863,979	978,486	204,657	3,171	2,380
Transfers between funds	20,571	(13,348)	84,980	237,097	287,463	588,595	-	22,403
Surrenders (note 6)	(15,253)	(636)	(72,481)	(29,120)	(80,721)	(13,850)	54	(2)
Death Benefits (note 4)	-	-	(107)	-	(1,286)	-	-	-
Net policy repayments (loans) (note 5)	(20,674)	(13,511)	(121,519)	(950)	(3,220)	(35)	(1,048)	(19)
Deductions for surrender charges (note 2d)	(3,743)	(2,656)	(16,210)	(23,218)	(7,516)	-	(287)	(86)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,600)	(65,613)	(270,074)	(303,544)	(146,969)	(65,211)	(2,629)	(1,883)
Asset charges (note 3)	(1,646)	(1,402)	(8,312)	(5,994)	(6,607)	(1,432)	(124)	(74)
Adjustments to maintain reserves	5	29	55	(597)	74	(16)	(9)	3

Net equity transactions	84,499	59,200	796,757	737,653	1,019,704	712,708	(872)	22,722

Net change in contract owners’ equity	25,750	103,115	788,379	844,921	977,841	772,790	7,773	21,918
Contract owners’ equity beginning of period	916,003	812,888	2,462,682	1,617,761	1,118,443	345,653	21,918	-

Contract owners’ equity end of period	$941,753	916,003	3,251,061	2,462,682	2,096,284	1,118,443	29,691	21,918

CHANGES IN UNITS:
Beginning units	66,644	62,395	197,839	137,574	100,954	34,195	2,248	-
Units purchased	26,723	20,457	145,572	99,030	139,012	81,428	306	2,488
Units redeemed	(20,107)	(16,208)	(81,891)	(38,765)	(46,975)	(14,669)	(381)	(240)

Ending units	73,260	66,644	261,520	197,839	192,991	100,954	2,173	2,248

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVMCCI		RVARS		TRBCG2		TRHS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$763	9	-	-	-	-	-	2,302
Realized gain (loss) on investments	527	4	(3)	-	-	-	320,069	9,408
Change in unrealized gain (loss) on investments	13,927	1,223	478	-	-	-	21,536	(21,536)
Reinvested capital gains	7,705	114	-	-	-	-	-	27,455

Net increase (decrease) in contract owners’ equity resulting from operations	22,922	1,350	475	-	-	-	341,605	17,629

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,076	24,456	5,305	-	-	-	354,533	417,959
Transfers between funds	60,397	3,202	107,861	-	-	(221)	439,699	328,679
Surrenders (note 6)	-	-	-	-	-	-	(7,091)	(2,636)
Death Benefits (note 4)	-	-	-	-	-	-	(93)	-
Net policy repayments (loans) (note 5)	(131)	-	-	-	-	-	39	24
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(577)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,846)	(483)	(1,234)	-	-	-	(84,438)	(31,650)
Asset charges (note 3)	(351)	(79)	-	-	-	-	(3,262)	(1,261)
Adjustments to maintain reserves	(5)	4	(6)	-	-	35	(1,775,522)	6,363

Net equity transactions	82,140	27,100	111,926	-	-	(186)	(1,076,712)	717,478

Net change in contract owners’ equity	105,062	28,450	112,401	-	-	(186)	(735,107)	735,107
Contract owners’ equity beginning of period	28,450	-	-	-	-	186	735,107	-

Contract owners’ equity end of period	$133,512	28,450	112,401	-	-	-	-	735,107

CHANGES IN UNITS:
Beginning units	2,828	-	-	-	-	14	66,964	-
Units purchased	7,930	2,885	11,369	-	-	-	-	72,360
Units redeemed	(455)	(57)	(124)	-	-	(14)	(66,964)	(5,396)

Ending units	10,303	2,828	11,245	-	-	-	-	66,964

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRHSP		TRHS2		VWHA		WRASP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	10,935	8,811	95,117	55,943
Realized gain (loss) on investments	3,266	-	60,494	24,861	(16,182)	(9,202)	177,127	37,546
Change in unrealized gain (loss) on investments	204,015	-	310,184	89,078	159,266	3,735	1,472,105	811,171
Reinvested capital gains	112,421	-	51,444	13,035	31,258	14,701	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	319,702	-	422,122	126,974	185,277	18,045	1,744,349	904,660

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	414,437	-	66,973	93,307	460,118	486,030	1,993,832	1,923,818
Transfers between funds	548,683	-	141,537	277,284	152,221	1,168,943	(4,202)	132,219
Surrenders (note 6)	(1,423)	-	(5,145)	(675)	(108,384)	(2,062)	(135,099)	(86,536)
Death Benefits (note 4)	-	-	(73)	-	(2,159)	-	(1,606)	-
Net policy repayments (loans) (note 5)	(12,300)	-	3,505	(5,253)	(864)	(2,194)	(51,322)	(42,294)
Deductions for surrender charges (note 2d)	(1,274)	-	(2,161)	(100)	(9,899)	(94)	(38,296)	(70,804)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(99,915)	-	(53,277)	(47,384)	(138,238)	(73,069)	(684,880)	(558,320)
Asset charges (note 3)	(4,501)	-	(3,624)	(2,184)	(7,527)	(3,820)	(21,342)	(13,706)
Adjustments to maintain reserves	1,763,290	-	26	1,156	(4,834)	4,851	(3,704)	10,950

Net equity transactions	2,606,997	-	147,761	316,151	340,434	1,578,585	1,053,381	1,295,327

Net change in contract owners’ equity	2,926,699	-	569,883	443,125	525,711	1,596,630	2,797,730	2,199,987
Contract owners’ equity beginning of period	-	-	710,445	267,320	1,596,630	-	6,361,520	4,161,533

Contract owners’ equity end of period	$2,926,699	-	1,280,328	710,445	2,122,341	1,596,630	9,159,250	6,361,520

CHANGES IN UNITS:
Beginning units	-	-	46,191	22,768	162,561	-	555,210	432,850
Units purchased	195,349	-	16,681	34,564	61,951	173,664	191,695	211,954
Units redeemed	(18,969)	-	(7,565)	(11,141)	(29,019)	(11,103)	(108,067)	(89,594)

Ending units	176,380	-	55,307	46,191	195,493	162,561	638,838	555,210

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRBP		WRBDP		WRCEP		WRDIV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,599	2,557	21,915	18,196	2,672	2,046	7,816	3,743
Realized gain (loss) on investments	512	2,654	(400)	8,110	11,276	7,143	7,678	15,702
Change in unrealized gain (loss) on investments	20,501	4,514	(45,801)	1,972	91,694	15,809	102,881	22,369
Reinvested capital gains	14,939	9,259	10,363	4,615	39,344	34,261	10,621	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,551	18,984	(13,923)	32,893	144,986	59,259	128,996	41,814

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,161	44,563	128,946	118,415	114,845	105,632	107,375	110,660
Transfers between funds	1,828	942	10,162	(10,185)	5,211	5,148	(5,665)	23,282
Surrenders (note 6)	(479)	(523)	(3,188)	(5,898)	(3,625)	(2,183)	(5,363)	(5,797)
Death Benefits (note 4)	-	-	-	-	(250)	-	(248)	-
Net policy repayments (loans) (note 5)	(3,020)	(9,766)	(10,211)	(15,779)	(20,009)	(15,869)	(6,366)	(14,106)
Deductions for surrender charges (note 2d)	(200)	(2,259)	(1,602)	(3,649)	(3,385)	(2,495)	(2,782)	(2,452)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,040)	(23,085)	(55,436)	(58,697)	(51,278)	(44,650)	(41,804)	(41,075)
Asset charges (note 3)	(208)	(175)	(422)	(443)	(406)	(271)	(255)	(206)
Adjustments to maintain reserves	(4)	(2)	5	(3)	3	2	1	(2)

Net equity transactions	28,038	9,695	68,254	23,761	41,106	45,314	44,893	70,304

Net change in contract owners’ equity	66,589	28,679	54,331	56,654	186,092	104,573	173,889	112,118
Contract owners’ equity beginning of period	147,360	118,681	608,179	551,525	403,991	299,418	411,603	299,485

Contract owners’ equity end of period	$213,949	147,360	662,510	608,179	590,083	403,991	585,492	411,603

CHANGES IN UNITS:
Beginning units	11,437	10,293	46,221	44,338	30,575	26,876	37,979	31,275
Units purchased	3,930	4,079	11,884	11,238	8,550	9,479	8,975	15,087
Units redeemed	(1,943)	(2,935)	(6,680)	(9,355)	(5,675)	(5,780)	(5,273)	(8,383)

Ending units	13,424	11,437	51,425	46,221	33,450	30,575	41,681	37,979

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRENG		WRGBP		WRGNR		WRGP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	411	-	-	1,730	176
Realized gain (loss) on investments	4,159	2,209	20	18	755	2,617	6,336	4,031
Change in unrealized gain (loss) on investments	47,821	806	525	137	37,192	(14,355)	92,848	7,486
Reinvested capital gains	771	-	-	14	-	22,436	30,919	20,861

Net increase (decrease) in contract owners’ equity resulting from operations	52,751	3,015	545	580	37,947	10,698	131,833	32,554

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,181	60,379	10,827	8,999	125,371	138,892	113,227	93,955
Transfers between funds	5,706	(1,431)	12,600	5,290	(2,136)	16,852	(4,102)	7,406
Surrenders (note 6)	(1,428)	(700)	-	-	(3,517)	(840)	(6,013)	(1,934)
Death Benefits (note 4)	-	-	-	-	(129)	-	-	-
Net policy repayments (loans) (note 5)	(5,423)	(5,616)	-	-	(8,406)	(6,496)	(6)	(488)
Deductions for surrender charges (note 2d)	(1,630)	(1,186)	(149)	-	(3,968)	(3,287)	(1,424)	(3,353)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,696)	(23,472)	(2,476)	(1,343)	(51,352)	(53,965)	(41,213)	(37,392)
Asset charges (note 3)	(63)	(50)	(48)	(1)	(451)	(353)	(258)	(209)
Adjustments to maintain reserves	-	-	(5)	2	4	(4)	(7)	2

Net equity transactions	35,647	27,924	20,749	12,947	55,416	90,799	60,204	57,987

Net change in contract owners’ equity	88,398	30,939	21,294	13,527	93,363	101,497	192,037	90,541
Contract owners’ equity beginning of period	174,203	143,264	15,605	2,078	459,457	357,960	325,545	235,004

Contract owners’ equity end of period	$262,601	174,203	36,899	15,605	552,820	459,457	517,582	325,545

CHANGES IN UNITS:
Beginning units	20,080	16,741	1,475	209	67,369	53,476	27,890	22,699
Units purchased	7,059	7,962	2,205	1,396	19,544	24,927	8,781	9,455
Units redeemed	(3,446)	(4,623)	(252)	(130)	(11,721)	(11,034)	(4,176)	(4,264)

Ending units	23,693	20,080	3,428	1,475	75,192	67,369	32,495	27,890

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRHIP		WRIP		WRI2P		WRLTBP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$81,079	36,707	3,291	5,249	5,186	5,143	-	115
Realized gain (loss) on investments	17,548	46,463	3,950	4,535	3,712	1,481	(107)	17
Change in unrealized gain (loss) on investments	75,419	32,892	53,966	20,246	66,757	20,393	79	(151)
Reinvested capital gains	-	-	7,042	17,144	-	1,866	4	96

Net increase (decrease) in contract owners’ equity resulting from operations	174,046	116,062	68,249	47,174	75,655	28,883	(24)	77

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	709,141	204,334	104,230	102,005	83,092	71,677	3,288	2,936
Transfers between funds	702,510	301,918	(164)	(4,949)	8,010	17,747	527	(1,243)
Surrenders (note 6)	(6,429)	(380)	(4,912)	(4,334)	(1,136)	(716)	-	-
Death Benefits (note 4)	-	-	(100)	-	(54)	-	(116)	-
Net policy repayments (loans) (note 5)	(14,612)	(13,726)	(4,384)	(9,736)	(9,985)	(10,199)	-	-
Deductions for surrender charges (note 2d)	(4,432)	(2,621)	(3,897)	(3,240)	(895)	(1,803)	(129)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(120,242)	(63,983)	(43,295)	(41,286)	(27,439)	(25,681)	(778)	(710)
Asset charges (note 3)	(5,546)	(1,025)	(498)	(357)	(294)	(190)	-	(5)
Adjustments to maintain reserves	(12)	1,141	2	(2)	(3)	(1)	(6)	2

Net equity transactions	1,260,378	425,658	46,982	38,101	51,296	50,834	2,786	980

Net change in contract owners’ equity	1,434,424	541,720	115,231	85,275	126,951	79,717	2,762	1,057
Contract owners’ equity beginning of period	1,020,686	478,966	326,346	241,071	269,098	189,381	3,917	2,860

Contract owners’ equity end of period	$2,455,110	1,020,686	441,577	326,346	396,049	269,098	6,679	3,917

CHANGES IN UNITS:
Beginning units	60,663	33,773	30,222	26,355	25,325	20,198	371	280
Units purchased	85,238	33,380	9,346	10,838	8,090	9,203	520	399
Units redeemed	(13,849)	(6,490)	(5,269)	(6,971)	(3,576)	(4,076)	(255)	(308)

Ending units	132,052	60,663	34,299	30,222	29,839	25,325	636	371

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	WRMIC		WRMCG		WRMMP		WRPAP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	30	40	7,464	3,664
Realized gain (loss) on investments	15,016	6,627	38,140	4,390	-	-	4,350	11,097
Change in unrealized gain (loss) on investments	75,004	(3,066)	104,025	5,554	-	-	96,707	13,715
Reinvested capital gains	7,777	10,808	18,357	26,092	-	-	34,701	18,130

Net increase (decrease) in contract owners’ equity resulting from operations	97,797	14,369	160,522	36,036	30	40	143,222	46,606

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	42,759	43,859	241,130	95,534	201,759	261,651	145,548	191,135
Transfers between funds	39,181	(3,603)	320,176	27,065	(113,526)	(233,932)	3,102	(24,477)
Surrenders (note 6)	(894)	(4,871)	(19,934)	(173)	(8,905)	(11,668)	(361)	(6,222)
Death Benefits (note 4)	(63)	-	-	-	(30)	-	-	-
Net policy repayments (loans) (note 5)	(3,870)	(4,803)	(2,022)	(4,869)	(1,076)	(56,286)	-	-
Deductions for surrender charges (note 2d)	(2,390)	(2,150)	(9,247)	(1,425)	(7,383)	(824)	(2,610)	(7,875)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,808)	(18,480)	(62,806)	(36,232)	(65,465)	(65,335)	(52,181)	(58,284)
Asset charges (note 3)	(146)	(117)	(847)	(353)	(119)	(160)	(451)	(250)
Adjustments to maintain reserves	(3)	1	(13)	6	-	(105)	(12)	-

Net equity transactions	54,766	9,836	466,437	79,553	5,255	(106,659)	93,035	94,027

Net change in contract owners’ equity	152,563	24,205	626,959	115,589	5,285	(106,619)	236,257	140,633
Contract owners’ equity beginning of period	151,369	127,164	351,332	235,743	143,921	250,540	490,738	350,105

Contract owners’ equity end of period	$303,932	151,369	978,291	351,332	149,206	143,921	726,995	490,738

CHANGES IN UNITS:
Beginning units	11,883	11,165	22,045	16,798	14,133	24,608	40,847	32,692
Units purchased	5,138	3,891	30,926	8,834	23,366	33,766	10,927	16,657
Units redeemed	(1,851)	(3,173)	(5,729)	(3,587)	(22,850)	(44,241)	(4,175)	(8,502)

Ending units	15,170	11,883	47,242	22,045	14,649	14,133	47,599	40,847

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	WRPCP		WRPMP		WRPMAP		WRPMCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,400	2,609	25,262	15,594	28,809	14,418	3,921	1,882
Realized gain (loss) on investments	9,622	(233)	29,302	22,393	39,311	34,150	2,403	2,286
Change in unrealized gain (loss) on investments	13,074	8,591	297,138	69,990	376,839	92,446	32,561	6,137
Reinvested capital gains	16,007	8,215	80,481	44,791	104,551	47,345	11,671	5,794

Net increase (decrease) in contract owners’ equity resulting from operations	44,103	19,182	432,183	152,768	549,510	188,359	50,556	16,099

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	78,867	122,002	499,578	492,265	830,929	821,970	110,843	86,349
Transfers between funds	(4,773)	(4,939)	60,645	92,272	7,517	13,632	7,352	37,610
Surrenders (note 6)	(46,765)	-	58	(8,194)	(135,651)	(41,612)	(9,218)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(57,842)	-	(53,248)	(10,600)	(1,507)	(4,100)	(8,406)	-
Deductions for surrender charges (note 2d)	(14,608)	(1,234)	(486)	(6,441)	(26,191)	(32,366)	(4,780)	(479)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,674)	(45,154)	(254,538)	(226,914)	(357,580)	(342,988)	(49,764)	(44,623)
Asset charges (note 3)	(651)	(425)	(6,391)	(5,102)	(6,707)	(4,432)	(1,260)	(645)
Adjustments to maintain reserves	2	4	(4)	-	(8)	10	(9)	2

Net equity transactions	(94,444)	70,254	245,614	327,286	310,802	410,114	44,758	78,214

Net change in contract owners’ equity	(50,341)	89,436	677,797	480,054	860,312	598,473	95,314	94,313
Contract owners’ equity beginning of period	332,079	242,643	1,951,975	1,471,921	2,190,288	1,591,815	262,255	167,942

Contract owners’ equity end of period	$281,738	332,079	2,629,772	1,951,975	3,050,600	2,190,288	357,569	262,255

CHANGES IN UNITS:
Beginning units	27,757	21,691	161,633	133,499	181,186	145,920	21,739	15,092
Units purchased	6,364	10,874	42,783	49,830	64,092	73,891	9,050	10,547
Units redeemed	(13,598)	(4,808)	(24,202)	(21,696)	(41,462)	(38,625)	(5,608)	(3,900)

Ending units	20,523	27,757	180,214	161,633	203,816	181,186	25,181	21,739

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	WRRESP		WRSTP		WRSCP		WRSCV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,359	1,058	-	-	-	-	1,839	629
Realized gain (loss) on investments	9,829	14,061	31,715	6,122	8,912	3,741	4,749	1,635
Change in unrealized gain (loss) on investments	(18,334)	5,270	293,357	81,116	93,075	97	42,307	14,586
Reinvested capital gains	-	-	46,569	35,635	-	4,623	13,604	9,195

Net increase (decrease) in contract owners’ equity resulting from operations	(6,146)	20,389	371,641	122,873	101,987	8,461	62,499	26,045

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37,569	37,826	174,376	154,903	70,738	64,713	44,948	48,107
Transfers between funds	16,262	(1,213)	(73,315)	55,057	(6,563)	7,860	(6,792)	660
Surrenders (note 6)	(598)	(1,703)	(3,922)	(3,344)	(5,072)	(3,848)	(894)	(586)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,568)	(7,852)	(15,086)	(8,175)	(8,435)	(4,628)	(3,066)	(1,450)
Deductions for surrender charges (note 2d)	(510)	(974)	(4,599)	(4,339)	(2,352)	(2,375)	(809)	(953)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,538)	(14,558)	(80,908)	(69,148)	(29,620)	(26,822)	(20,184)	(18,301)
Asset charges (note 3)	(166)	(116)	(770)	(508)	(437)	(311)	(269)	(159)
Adjustments to maintain reserves	(5)	(9)	(10)	16	9	(8)	(1)	(1)

Net equity transactions	32,446	11,401	(4,234)	124,462	18,268	34,581	12,933	27,317

Net change in contract owners’ equity	26,300	31,790	367,407	247,335	120,255	43,042	75,432	53,362
Contract owners’ equity beginning of period	150,413	118,623	662,439	415,104	219,883	176,841	180,595	127,233

Contract owners’ equity end of period	$176,713	150,413	1,029,846	662,439	340,138	219,883	256,027	180,595

CHANGES IN UNITS:
Beginning units	11,755	10,913	45,799	36,686	18,864	15,955	13,416	11,213
Units purchased	3,533	3,360	10,493	16,419	5,384	6,107	3,268	4,218
Units redeemed	(1,632)	(2,518)	(10,763)	(7,306)	(3,893)	(3,198)	(2,440)	(2,015)

Ending units	13,656	11,755	45,529	45,799	20,355	18,864	14,244	13,416

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	WRVP		WFVSCG		JAGTS2		JAIGS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,337	1,384	-	-	-	-	-	-
Realized gain (loss) on investments	3,546	1,731	73,651	14,496	-	19,118	-	(250,392)
Change in unrealized gain (loss) on investments	42,002	5,886	202,857	(15,363)	-	25,816	-	680,804
Reinvested capital gains	4,296	8,495	43,551	27,749	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,181	17,496	320,059	26,882	-	44,934	-	430,412

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	44,424	41,509	123,725	231,048	-	47,359	-	245,333
Transfers between funds	4,192	577	(54,271)	41,928	-	(310,564)	-	(3,900,333)
Surrenders (note 6)	(759)	-	(9,070)	(29,614)	-	(600)	-	(17,001)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	7	(3)	(12,865)	(1,682)	-	(34)	-	(7,368)
Deductions for surrender charges (note 2d)	(660)	(818)	(2,893)	-	-	(84)	-	(12,743)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,630)	(11,212)	(63,674)	(48,552)	-	(9,961)	-	(97,539)
Asset charges (note 3)	(29)	(9)	(2,125)	(1,645)	-	(236)	-	(4,478)
Adjustments to maintain reserves	(7)	4	1	(13)	-	(2,502)	-	(2,322)

Net equity transactions	33,538	30,048	(21,172)	191,470	-	(276,622)	-	(3,796,451)

Net change in contract owners’ equity	84,719	47,544	298,887	218,352	-	(231,688)	-	(3,366,039)
Contract owners’ equity beginning of period	128,716	81,172	598,967	380,615	-	231,688	-	3,366,039

Contract owners’ equity end of period	$213,435	128,716	897,854	598,967	-	-	-	-

CHANGES IN UNITS:
Beginning units	9,976	7,479	34,776	23,838	-	22,379	-	312,148
Units purchased	3,375	3,562	11,196	18,772	-	5,084	-	21,095
Units redeemed	(1,128)	(1,065)	(11,272)	(7,834)	-	(27,463)	-	(333,243)

Ending units	12,223	9,976	34,700	34,776	-	-	-	-

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	AVCDI		VWHAR		OVHI3		AVCA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	-	17,362	-	-
Realized gain (loss) on investments	-	10,475	-	(137,573)	-	(6,279)	-	5,338
Change in unrealized gain (loss) on investments	-	936	-	114,470	-	131	-	(2,352)
Reinvested capital gains	-	-	-	51,561	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	11,411	-	28,458	-	11,214	-	2,986

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	4,696	-	161,636	-	14,309	-	1,247
Transfers between funds	-	(90,435)	-	(856,977)	-	(95,964)	-	(25,454)
Surrenders (note 6)	-	(4,243)	-	-	-	(280)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(29)	-	-	-	69	-	-
Deductions for surrender charges (note 2d)	-	(182)	-	(129)	-	(306)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(3,793)	-	(23,855)	-	(8,435)	-	(946)
Asset charges (note 3)	-	(96)	-	(820)	-	(348)	-	(35)
Adjustments to maintain reserves	-	5	-	(3,049)	-	(42)	-	(3)

Net equity transactions	-	(94,077)	-	(723,194)	-	(90,997)	-	(25,191)

Net change in contract owners’ equity	-	(82,666)	-	(694,736)	-	(79,783)	-	(22,205)
Contract owners’ equity beginning of period	-	82,666	-	694,736	-	79,783	-	22,205

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,940	-	69,734	-	27,428	-	2,273
Units purchased	-	359	-	36,758	-	4,624	-	114
Units redeemed	-	(7,299)	-	(106,492)	-	(32,052)	-	(2,387)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012

	OVHI
	2013	2012
Investment activity:
Net investment income (loss)	$-	217
Realized gain (loss) on investments	-	53
Change in unrealized gain (loss) on investments	-	(113)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	157

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-
Transfers between funds	-	(1,295)
Surrenders (note 6)	-	-
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	(2)
Deductions for surrender charges (note 2d)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(126)
Asset charges (note 3)	-	(6)
Adjustments to maintain reserves	-	(1)

Net equity transactions	-	(1,430)

Net change in contract owners’ equity	-	(1,273)
Contract owners’ equity beginning of period	-	1,273

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	378
Units purchased	-	-
Units redeemed	-	(378)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class I (BRVGA1)
Global Allocation V.I. Fund - Class II (MLVGA2)
DELAWARE GROUP
VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
VA Global Bond Portfolio (DFVGB)
VA International Small Portfolio (DFVIS)
VA International Value Portfolio (DFVIV)
VA Short-Term Fixed Portfolio (DFVSTF)
VA U.S. Large Value Portfolio (DFVULV)
VA U.S. Targeted Value Portfolio (DFVUTV)
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Income Securities Fund - Class 1 (FTVIS1)
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
INVESCO INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
JANUS FUNDS
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
M FUNDS
M Large Cap Value Fund (MFBOV)
M Capital Appreciation Fund (MFFCA)
M International Equity Fund (MFBIE)
M Large Cap Growth Fund (MFTCG)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
Value Series - Initial Class (MVFIC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
U.S. Real Estate Portfolio - Class I (MSVRE)*
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class III (GEM3)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Nationwide Fund - Class II (TRF2)*
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VI (GVIX6)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Money Market Fund - Class V (SAM5)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class I (NVSTB1)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
NVIT Small Cap Index Fund Class II (NVSIX2)
NVIT S&P 500 Index Fund Class I (GVEX1)
NORTHERN LIGHTS
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Value Fund - Class I (ACVV)*
VP Vista(SM) Fund - Class I (ACVVS1)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

Appreciation Portfolio - Initial Shares (DCAP)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Contrafund(R) Portfolio - Service Class (FCS)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Service Class (FGS)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)*
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)*
Putnam VT Voyager Fund - Class IB (PVTVB)*
PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST
VI American Franchise Fund - Series I Shares (ACEG)
VI Value Opportunities Fund - Series I Shares (AVBVI)*
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
GUGGENHEIM INVESTMENTS
Variable Fund - Multi-Hedge Strategies (RVARS)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Fund, Inc. (TRHS)*
T. Rowe Price Health Sciences Portfolio (TRHSP)
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - Balanced (WRBP)
Variable Insurance Portfolios - Bond (WRBDP)
Variable Insurance Portfolios - Core Equity (WRCEP)
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
Variable Insurance Portfolios - Energy (WRENG)
Variable Insurance Portfolios - Global Bond (WRGBP)
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
Variable Insurance Portfolios - Growth (WRGP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - International Growth (WRIP)
Variable Insurance Portfolios - International Core Equity (WRI2P)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Money Market (WRMMP)
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
Variable Insurance Portfolios - Science and Technology (WRSTP)
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
Variable Insurance Portfolios - Small Cap Value (WRSCV)
Variable Insurance Portfolios - Value (WRVP)
WELLS FARGO FUNDS
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes, regardless of whether the Accumulation Rider has been elected.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $ 6,508,223 and $ 4,613,573, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.00% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month (which is also the maximum charge) in the first policy year and $5 per month thereafter.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month (which is also the maximum charge) in the first policy year and $10 per month thereafter.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge on the first $250,000 of Specified Amount. The current underwriting and distribution charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the guaranteed maximum underwriting and distribution charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is elected, the guaranteed maximum underwriting and distribution charge is of $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount and $1.01 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of the first $250,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of the first $250,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the current Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.05 per $1,000 of Base Policy Specified Amount in excess of $250,000. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge varies by policy based on the length of time the policy has been In Force, the Attained Age of the Insured at the time of issue, Death Benefit option in effect, and the Base Policy Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year through fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. For policies issued prior to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount and the minimum is $0.52 per $1,000 of Base Policy Specified Amount. For policies issued on and after to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $44.16 per $1,000 of Base Policy Specified Amount and the minimum is $0.78 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.50%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $11,692,891 and $11,099,058, respectively, and total transfers from the Account to the fixed account were $5,923,259 and $3,705,907, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$353,573,737	$0	$0	$353,573,737

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$47,995	$6,454
VP Inflation Protection Fund - Class I (ACVIP1)	1,793,435	130,168
Global Allocation V.I. Fund - Class I (BRVGA1)	2,208,012	247,467
Global Allocation V.I. Fund - Class II (MLVGA2)	350,937	1,541,453
VIP Small Cap Value Series: Service Class (DWVSVS)	23,303	432
VA Global Bond Portfolio (DFVGB)	1,485,702	82,160
VA International Small Portfolio (DFVIS)	2,284,622	163,760
VA International Value Portfolio (DFVIV)	1,867,771	102,072
VA Short-Term Fixed Portfolio (DFVSTF)	1,592,784	81,923
VA U.S. Large Value Portfolio (DFVULV)	3,131,668	333,287
VA U.S. Targeted Value Portfolio (DFVUTV)	1,822,686	236,580
Stock Index Fund, Inc. - Initial Shares (DSIF)	2,091,838	1,512,654
Franklin Income Securities Fund - Class 1 (FTVIS1)	697,065	210,602
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)	244,484	41,683
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)	1,506,186	485,335
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	13,314	1,767
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	22,396	20,697
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	312,820	739,457
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	220,135	170,664
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	643,140	1,138,718
M Large Cap Value Fund (MFBOV)	437,746	167,188
M Capital Appreciation Fund (MFFCA)	215,800	97,790
M International Equity Fund (MFBIE)	221,272	92,303
M Large Cap Growth Fund (MFTCG)	300,314	229,276
Investors Growth Stock Series - Initial Class (MIGIC)	2,161	4,183
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	1,999,480	182,180

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	362,500	85,281
Value Series - Initial Class (MVFIC)	1,588,837	1,133,781
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,568	42,227
Core Plus Fixed Income Portfolio - Class I (MSVFI)	35,243	68,855
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	845,585	365,776
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,761,649	905,431
American Funds NVIT Bond Fund - Class II (GVABD2)	107,466	299,033
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	727,642	240,205
American Funds NVIT Growth Fund - Class II (GVAGR2)	871,460	459,741
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	263,829	218,094
Federated NVIT High Income Bond Fund - Class III (HIBF3)	1,940,521	1,557,217
NVIT Emerging Markets Fund - Class III (GEM3)	1,995,458	492,979
NVIT International Equity Fund - Class III (GIG3)	290,820	76,961
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	2,336	23,879
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	469,999	161,652
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	856,256	343,969
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	2,542,566	533,789
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	1,060,776	559,037
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,008,157	603,203
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	379,880	336,633
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	2,840,997	325,391
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	4,811,901	1,399,336
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	358,220	352,399
NVIT Core Bond Fund - Class I (NVCBD1)	204,377	183,040
NVIT Core Plus Bond Fund - Class I (NVLCP1)	157,793	79,761
NVIT Nationwide Fund - Class I (TRF)	57,360	69,501
NVIT Government Bond Fund - Class I (GBF)	702,248	769,051
American Century NVIT Growth Fund - Class I (CAF)	736,508	342,072
NVIT International Index Fund - Class VI (GVIX6)	1,202,777	738,850
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	496,027	587,436
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	25,038	113,850
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	69,254	109,835
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	42,596	544,291
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	326,350	1,036,593
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	645,952	2,619,212
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	93,160	67,093
NVIT Mid Cap Index Fund - Class I (MCIF)	1,342,849	306,268
NVIT Money Market Fund - Class I (SAM)	557,594	1,649,094
NVIT Money Market Fund - Class V (SAM5)	16,972,606	12,936,113
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	387,464	114,375
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	84,096	80,635
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	597,292	359,336
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	316,063	81,111
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	277,030	103,814
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	204,478	88,313
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	257,911	156,218
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	235,236	93,328
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	360,199	100,079
NVIT Multi-Manager Small Company Fund - Class I (SCF)	417,640	206,336
NVIT Multi-Sector Bond Fund - Class I (MSBF)	250,031	253,537
NVIT Short Term Bond Fund - Class I (NVSTB1)	344,266	215,037
NVIT Short Term Bond Fund - Class II (NVSTB2)	5,313	14,193
NVIT Large Cap Growth Fund - Class I (NVOLG1)	373,670	450,146
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	1,778,700	216,733
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	2,963,621	59,481
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	1,045,834	111,323
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	690,585	256,205
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	2,771,085	523,255
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	6,875,392	155,288
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	276,899	60,931
Templeton NVIT International Value Fund - Class III (NVTIV3)	122,950	92,353
Invesco NVIT Comstock Value Fund - Class I (EIF)	163,736	136,241
NVIT Real Estate Fund - Class I (NVRE1)	2,246,707	409,642
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	12,124	622
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	12,128	3,103
NVIT Small Cap Index Fund Class II (NVSIX2)	507,074	62,088
NVIT S&P 500 Index Fund Class I (GVEX1)	2,146,858	580,205
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	262,258	15,738
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	47,444	2,631
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	128,644	2,192
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	881,802	326,435
American Century VP Inflation Protection Fund - Class II (ACVIP2)	166,726	374,060

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

VP Mid Cap Value Fund - Class I (ACVMV1)	386,002	390,810
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	846,087	289,029
Appreciation Portfolio - Initial Shares (DCAP)	363,421	230,354
Quality Bond Fund II - Primary Shares (FQB)	54,562	26,563
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,315,006	251,513
VIP Equity-Income Portfolio - Service Class (FEIS)	1,157,930	329,146
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	396,893	144,668
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	514,697	97,681
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	964,136	857,397
VIP Growth Portfolio - Service Class (FGS)	633,872	265,878
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	2,515,057	1,779,299
VIP Mid Cap Portfolio - Service Class (FMCS)	1,881,708	883,779
VIP Overseas Portfolio - Service Class R (FOSR)	474,313	249,786
VIP Value Strategies Portfolio - Service Class (FVSS)	1,916	529
Franklin Income Securities Fund - Class 2 (FTVIS2)	128,477	204,385
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	14,642	4,556
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	670,606	717,675
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	60,586	81,077
Templeton Foreign Securities Fund - Class 3 (TIF3)	210,356	57,395
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	386,564	546,824
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	404,885	108,457
Short Duration Bond Portfolio - I Class Shares (AMTB)	1,445,509	1,205,680
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	11,816	15,620
Socially Responsive Portfolio - I Class Shares (AMSRS)	17,952	51,318
Global Securities Fund/VA - Class 3 (OVGS3)	785,378	116,974
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	286,214	134,684
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	502,748	258,566
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	91,320	39,644
All Asset Portfolio - Administrative Class (PMVAAA)	1,085,964	854,114
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	312,236	202,498
Low Duration Portfolio - Administrative Class (PMVLDA)	1,833,282	992,220
Total Return Portfolio - Administrative Class (PMVTRA)	2,700,465	1,622,193
VI American Franchise Fund - Series I Shares (ACEG)	4,537	5,291
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	93,609	2,998
Variable Fund - Multi-Hedge Strategies (RVARS)	112,642	712
Health Sciences Fund, Inc. (TRHS)	759,724	1,830,074
T. Rowe Price Health Sciences Portfolio (TRHSP)	2,782,799	63,019
Health Sciences Portfolio - II (TRHS2)	346,144	146,934
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	724,725	337,248
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,928,520	769,573
Variable Insurance Portfolios - Balanced (WRBP)	60,151	14,573
Variable Insurance Portfolios - Bond (WRBDP)	142,766	42,240
Variable Insurance Portfolios - Core Equity (WRCEP)	125,183	42,066
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	92,262	28,936
Variable Insurance Portfolios - Energy (WRENG)	54,205	17,789
Variable Insurance Portfolios - Global Bond (WRGBP)	21,624	871
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	99,782	44,372
Variable Insurance Portfolios - Growth (WRGP)	117,682	24,825
Variable Insurance Portfolios - High Income (WRHIP)	1,562,571	221,104
Variable Insurance Portfolios - International Growth (WRIP)	79,903	22,591
Variable Insurance Portfolios - International Core Equity (WRI2P)	79,416	22,933
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	5,132	2,337
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	139,353	76,809
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	626,765	141,960
Variable Insurance Portfolios - Money Market (WRMMP)	234,019	228,735
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	162,050	26,840
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	89,179	162,221
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	488,280	136,920
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	678,880	234,712
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	109,442	49,085
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	93,486	58,680
Variable Insurance Portfolios - Science and Technology (WRSTP)	144,978	102,635
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	45,418	27,161
Variable Insurance Portfolios - Small Cap Value (WRSCV)	51,167	22,793
Variable Insurance Portfolios - Value (WRVP)	46,790	7,612
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	362,735	340,348

Total	$138,426,996	$64,729,474

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2013	0.00%	4,308	$11.516261	$49,612	0.38%	12.31%
2012	0.00%	593	10.254428	6,081	0.02%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2013	0.00%	284,870	9.591153	2,732,232	1.72%	-8.21%
2012	0.00%	126,254	10.449526	1,319,294	2.11%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2013	0.00%	330,149	11.828261	3,905,089	1.53%	14.76%
2012	0.00%	168,112	10.307200	1,732,764	2.37%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2013	0.00%	178,390	16.276845	2,903,626	0.94%	14.55%
2012	0.00%	267,159	14.209224	3,796,122	1.28%	10.14%
2011	0.00%	325,219	12.900807	4,195,588	2.92%	-3.63%
2010	0.00%	154,611	13.386468	2,069,695	1.90%	9.88%
2009	0.00%	32,706	12.182592	398,444	3.46%	21.83%	5/1/2009
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.00%	2,026	12.341939	25,005	0.00%	23.42%	5/1/2013
VA Global Bond Portfolio (DFVGB)
2013	0.00%	160,180	10.247850	1,641,501	0.81%	-0.35%
2012	0.00%	26,194	10.283870	269,376	2.68%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2013	0.00%	193,191	13.357918	2,580,630	4.15%	27.07%
2012	0.00%	25,432	10.512269	267,348	4.45%	5.12%	5/1/2012
VA International Value Portfolio (DFVIV)
2013	0.00%	168,169	13.220675	2,223,308	4.41%	21.65%
2012	0.00%	24,556	10.867711	266,868	5.75%	8.68%	5/1/2012
VA Short-Term Fixed Portfolio (DFVSTF)
2013	0.00%	174,278	10.060671	1,753,354	0.49%	0.25%
2012	0.00%	24,582	10.035127	246,683	0.70%	0.35%	5/1/2012
VA U.S. Large Value Portfolio (DFVULV)
2013	0.00%	210,726	15.349655	3,234,571	2.74%	40.82%
2012	0.00%	20,482	10.900303	223,260	3.48%	9.00%	5/1/2012
VA U.S. Targeted Value Portfolio (DFVUTV)
2013	0.00%	139,303	15.706963	2,188,027	1.37%	44.62%
2012	0.00%	21,154	10.860497	229,743	2.49%	8.60%	5/1/2012
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.00%	465,920	18.299315	8,526,017	1.87%	32.03%
2012	0.00%	442,173	13.860281	6,128,642	2.17%	15.74%
2011	0.00%	287,581	11.975613	3,443,959	1.89%	1.88%
2010	0.00%	231,422	11.754920	2,720,347	1.93%	14.84%
2009	0.00%	183,488	10.236118	1,878,205	2.13%	26.33%
Franklin Income Securities Fund - Class 1 (FTVIS1)
2013	0.00%	137,679	12.186733	1,677,857	6.46%	14.18%
2012	0.00%	103,061	10.673045	1,099,975	3.26%	6.73%	5/1/2012
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
2013	0.00%	34,615	13.350977	462,144	12.35%	24.14%
2012	0.00%	27,278	10.754715	293,367	0.00%	7.55%	5/1/2012
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
2013	0.00%	242,067	11.003960	2,663,696	4.74%	1.89%
2012	0.00%	162,308	10.799922	1,752,914	2.38%	8.00%	5/1/2012
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.00%	1,089	11.711464	12,754	0.11%	13.57%
2012	0.00%	95	10.312479	980	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2013	0.00%	10,706	13.465170	144,158	0.41%	37.01%
2012	0.00%	10,656	9.827596	104,723	0.00%	-1.72%	4/27/2012

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.00%	139,107	$18.869601	$2,624,894	0.61%	30.89%
2012	0.00%	165,102	14.416877	2,380,255	0.60%	23.86%
2011	0.00%	149,403	11.639880	1,739,033	0.24%	-6.94%
2010	0.00%	155,217	12.508137	1,941,476	0.26%	6.48%
2009	0.00%	90,368	11.747058	1,061,558	0.01%	46.01%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.00%	44,208	13.605232	601,460	0.00%	35.39%
2012	0.00%	40,270	10.048944	404,671	0.00%	0.49%	4/27/2012
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.00%	333,529	11.442294	3,816,337	3.06%	14.28%
2012	0.00%	393,676	10.012416	3,941,648	0.68%	0.12%	4/27/2012
M Large Cap Value Fund (MFBOV)
2013	0.00%	54,589	13.081082	714,083	2.91%	34.22%
2012	0.00%	37,342	9.745978	363,934	0.76%	17.29%
2011	0.00%	32,536	8.309381	270,354	0.37%	-4.11%
2010	0.00%	25,620	8.665720	222,016	0.71%	9.27%
2009	0.00%	16,171	7.930242	128,240	0.68%	24.58%
M Capital Appreciation Fund (MFFCA)
2013	0.00%	36,555	16.427883	600,521	0.00%	39.20%
2012	0.00%	32,127	11.801252	379,139	0.37%	17.43%
2011	0.00%	25,361	10.049361	254,862	0.00%	-7.22%
2010	0.00%	19,701	10.831673	213,395	0.19%	27.00%
2009	0.00%	13,297	8.528591	113,405	0.06%	48.61%
M International Equity Fund (MFBIE)
2013	0.00%	58,837	9.933602	584,463	2.60%	16.32%
2012	0.00%	46,040	8.539601	393,163	2.23%	20.68%
2011	0.00%	43,251	7.076176	306,052	4.27%	-13.56%
2010	0.00%	26,038	8.186209	213,153	4.31%	4.61%
2009	0.00%	14,298	7.825688	111,892	3.79%	25.28%
M Large Cap Growth Fund (MFTCG)
2013	0.00%	49,888	14.912357	743,948	0.58%	36.15%
2012	0.00%	47,093	10.952859	515,803	0.05%	19.31%
2011	0.00%	30,075	9.179807	276,083	0.00%	-0.80%
2010	0.00%	21,687	9.253931	200,690	0.38%	23.06%
2009	0.00%	13,319	7.519606	100,154	0.55%	37.40%
Investors Growth Stock Series - Initial Class (MIGIC)
2013	0.00%	437	19.254671	8,414	0.59%	30.29%
2012	0.00%	586	14.778170	8,660	0.53%	16.97%
2011	0.00%	368	12.633894	4,649	0.58%	0.58%
2010	0.00%	456	12.561314	5,728	0.43%	12.47%
2009	0.00%	398	11.168160	4,445	0.69%	39.55%
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2013	0.00%	181,067	13.658683	2,473,137	1.99%	27.90%
2012	0.00%	36,393	10.678788	388,633	1.02%	6.79%	5/1/2012
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2013	0.00%	23,401	14.627285	342,293	0.00%	41.52%
2012	0.00%	1,194	10.335916	12,341	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2013	0.00%	296,423	20.347506	6,031,469	1.24%	35.89%
2012	0.00%	272,740	14.973911	4,083,984	1.64%	16.26%
2011	0.00%	248,200	12.879603	3,196,717	1.59%	-0.30%
2010	0.00%	211,083	12.918661	2,726,910	1.48%	11.53%
2009	0.00%	132,328	11.582760	1,532,723	1.20%	22.71%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.00%	6,987	$15.759367	$110,111	1.32%	27.63%
2012	0.00%	9,913	12.347395	122,400	1.33%	15.93%
2011	0.00%	11,163	10.650622	118,893	1.42%	-1.78%
2010	0.00%	825	10.843288	8,946	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.00%	5,818	13.836004	80,498	4.51%	-0.32%
2012	0.00%	8,744	13.879990	121,367	4.79%	9.44%
2011	0.00%	8,174	12.682719	103,669	3.80%	5.65%
2010	0.00%	7,213	12.004773	86,590	5.42%	7.14%
2009	0.00%	12,096	11.204270	135,527	11.88%	9.64%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.00%	103,650	21.699995	2,249,204	2.02%	31.90%
2012	0.00%	81,965	16.452105	1,348,497	1.02%	14.66%
2011	0.00%	83,852	14.348277	1,203,132	1.58%	0.65%
2010	0.00%	94,019	14.256071	1,340,342	1.59%	13.46%
2009	0.00%	1,653	12.564442	20,769	0.88%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.00%	622,866	15.663250	9,756,106	1.32%	23.28%
2012	0.00%	499,213	12.704984	6,342,493	1.34%	15.72%
2011	0.00%	376,643	10.979437	4,135,328	1.22%	0.93%
2010	0.00%	291,751	10.878393	3,173,782	1.08%	12.02%
2009	0.00%	143,955	9.711378	1,398,001	0.09%	23.41%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.00%	49,442	12.571090	621,540	1.78%	-2.57%
2012	0.00%	65,443	12.903197	844,424	2.29%	4.97%
2011	0.00%	49,036	12.292646	602,782	2.13%	5.72%
2010	0.00%	44,558	11.627184	518,084	1.60%	5.99%
2009	0.00%	31,824	10.970085	349,112	0.39%	12.15%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.00%	140,319	17.080144	2,396,669	0.41%	28.64%
2012	0.00%	106,090	13.277399	1,408,599	0.87%	22.09%
2011	0.00%	90,535	10.875437	984,608	0.85%	-9.31%
2010	0.00%	85,800	11.991721	1,028,890	0.76%	11.30%
2009	0.00%	66,698	10.774250	718,621	0.00%	41.60%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.00%	228,533	15.391784	3,517,531	0.33%	29.61%
2012	0.00%	199,583	11.875465	2,370,141	0.23%	17.40%
2011	0.00%	185,580	10.115272	1,877,192	0.27%	-4.69%
2010	0.00%	171,060	10.612804	1,815,426	0.17%	18.19%
2009	0.00%	99,951	8.979238	897,484	0.00%	38.78%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.00%	124,701	13.522509	1,686,270	1.05%	32.97%
2012	0.00%	121,360	10.169772	1,234,204	1.07%	17.06%
2011	0.00%	126,457	8.687464	1,098,591	0.91%	-2.24%
2010	0.00%	103,788	8.886120	922,273	0.85%	10.97%
2009	0.00%	43,831	8.007342	350,970	0.00%	30.69%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.00%	182,265	18.202636	3,317,703	6.89%	6.94%
2012	0.00%	173,239	17.021800	2,948,840	9.26%	14.71%
2011	0.00%	131,352	14.839228	1,949,162	8.09%	3.81%
2010	0.00%	67,173	14.295077	960,243	9.58%	13.16%
2009	0.00%	44,372	12.632602	560,534	10.14%	46.08%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.00%	273,011	$19.481483	$5,318,659	1.29%	0.75%
2012	0.00%	197,380	19.336082	3,816,556	0.60%	17.24%
2011	0.00%	126,017	16.493303	2,078,437	0.76%	-22.39%
2010	0.00%	103,153	21.252025	2,192,210	0.08%	16.21%
2009	0.00%	86,223	18.287102	1,576,769	1.19%	63.48%
NVIT International Equity Fund - Class III (GIG3)
2013	0.00%	42,501	11.518720	489,557	0.62%	17.81%
2012	0.00%	22,851	9.777129	223,417	1.00%	15.58%
2011	0.00%	12,503	8.459397	105,768	1.98%	-15.41%	5/2/2011
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.00%	22,404	9.823149	220,078	0.53%	17.56%
2012	0.00%	24,963	8.355696	208,583	0.49%	15.23%
2011	0.00%	36,549	7.251572	265,038	1.00%	-10.00%
2010	0.00%	37,091	8.057227	298,851	0.88%	13.00%
2009	0.00%	52,401	7.130177	373,628	0.22%	29.45%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.00%	55,708	13.621982	758,853	1.29%	43.82%
2012	0.00%	30,879	9.471654	292,475	1.38%	16.94%
2011	0.00%	39,183	8.099461	317,361	0.61%	-11.62%
2010	0.00%	35,126	9.164158	321,900	0.26%	15.61%
2009	0.00%	19,640	7.927018	155,687	0.19%	52.96%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2013	0.00%	149,145	14.955658	2,230,562	0.81%	38.55%
2012	0.00%	110,101	10.794308	1,188,464	1.10%	11.38%
2011	0.00%	118,184	9.691118	1,145,335	0.62%	-3.27%
2010	0.00%	72,005	10.018250	721,364	0.62%	23.56%
2009	0.00%	91,858	8.107965	744,781	0.44%	31.27%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2013	0.00%	468,988	13.486224	6,324,877	1.51%	29.65%
2012	0.00%	321,867	10.402170	3,348,115	1.14%	16.22%
2011	0.00%	277,401	8.950086	2,482,763	2.08%	-6.19%
2010	0.00%	163,017	9.540229	1,555,220	0.42%	15.00%
2009	0.00%	67,030	8.295819	556,069	1.16%	29.30%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2013	0.00%	330,447	13.351426	4,411,939	1.83%	14.72%
2012	0.00%	304,016	11.638522	3,538,297	1.70%	11.24%
2011	0.00%	255,651	10.462826	2,674,832	2.61%	-1.26%
2010	0.00%	167,231	10.596561	1,772,073	1.07%	10.46%
2009	0.00%	75,697	9.593104	726,169	2.37%	19.88%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2013	0.00%	573,117	13.546578	7,763,774	1.77%	21.44%
2012	0.00%	483,015	11.154725	5,387,899	1.55%	13.74%
2011	0.00%	392,818	9.807509	3,852,566	2.27%	-3.37%
2010	0.00%	199,390	10.149086	2,023,626	0.76%	12.46%
2009	0.00%	114,328	9.025006	1,031,811	2.05%	24.25%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2013	0.00%	113,279	12.686282	1,437,089	1.92%	5.03%
2012	0.00%	113,944	12.078891	1,376,317	1.94%	7.58%
2011	0.00%	91,097	11.227964	1,022,834	2.80%	1.50%
2010	0.00%	50,764	11.062310	561,567	1.34%	6.87%
2009	0.00%	12,702	10.351566	131,486	3.11%	13.22%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2013	0.00%	964,838	13.446120	12,973,328	1.86%	17.98%
2012	0.00%	804,383	11.397169	9,167,689	1.62%	12.45%
2011	0.00%	536,603	10.135390	5,438,681	2.36%	-2.25%
2010	0.00%	502,389	10.368348	5,208,944	0.88%	11.42%
2009	0.00%	171,116	9.305236	1,592,275	2.68%	22.00%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2013	0.00%	1,263,113	$13.494322	$17,044,854	1.73%	24.35%
2012	0.00%	1,054,488	10.851463	11,442,738	1.49%	14.67%
2011	0.00%	775,811	9.463303	7,341,735	2.43%	-4.57%
2010	0.00%	541,174	9.916957	5,366,799	0.70%	13.50%
2009	0.00%	310,026	8.737590	2,708,880	2.12%	26.69%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2013	0.00%	157,199	13.169178	2,070,182	1.79%	11.33%
2012	0.00%	162,544	11.828808	1,922,702	2.11%	10.13%
2011	0.00%	85,823	10.740467	921,779	2.81%	-0.28%
2010	0.00%	51,188	10.770841	551,338	1.22%	9.31%
2009	0.00%	31,516	9.853071	310,529	2.53%	17.64%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.00%	99,762	13.048920	1,301,786	2.59%	-1.91%
2012	0.00%	101,747	13.303193	1,353,560	3.05%	7.75%
2011	0.00%	96,917	12.345910	1,196,529	3.23%	6.59%
2010	0.00%	69,927	11.582155	809,905	2.95%	7.06%
2009	0.00%	46,963	10.818752	508,081	3.75%	8.78%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2013	0.00%	26,464	14.103213	373,227	2.21%	-1.77%
2012	0.00%	21,844	14.357681	313,629	2.17%	7.38%
2011	0.00%	26,251	13.370773	350,996	2.65%	6.37%
2010	0.00%	14,090	12.569892	177,110	2.93%	8.35%
2009	0.00%	3,588	11.600708	41,623	5.45%	16.62%
NVIT Nationwide Fund - Class I (TRF)
2013	0.00%	45,891	16.803167	771,114	1.37%	31.10%
2012	0.00%	47,398	12.816934	607,497	1.44%	14.21%
2011	0.00%	52,433	11.221824	588,394	1.09%	0.53%
2010	0.00%	68,854	11.162791	768,603	1.00%	13.45%
2009	0.00%	80,590	9.839457	792,962	1.39%	26.10%
NVIT Government Bond Fund - Class I (GBF)
2013	0.00%	97,820	14.007566	1,370,220	2.02%	-4.06%
2012	0.00%	105,154	14.599621	1,535,209	2.42%	3.06%
2011	0.00%	103,949	14.166560	1,472,600	2.84%	7.25%
2010	0.00%	121,105	13.208362	1,599,599	2.80%	4.78%
2009	0.00%	139,277	12.605611	1,755,672	3.53%	2.69%
American Century NVIT Growth Fund - Class I (CAF)
2013	0.00%	58,806	13.571249	798,071	0.78%	29.74%
2012	0.00%	24,108	10.460376	252,179	1.28%	14.02%
2011	0.00%	1,858	9.174041	17,045	0.62%	-8.26%	5/2/2011
NVIT International Index Fund - Class VI (GVIX6)
2013	0.00%	260,837	11.841416	3,088,679	2.87%	21.27%
2012	0.00%	224,653	9.764428	2,193,608	3.43%	18.29%
2011	0.00%	107,284	8.254444	885,570	2.75%	-12.72%
2010	0.00%	72,715	9.456969	687,664	2.47%	7.54%
2009	0.00%	34,255	8.793694	301,228	3.18%	28.62%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.00%	222,191	17.794323	3,953,738	1.71%	27.25%
2012	0.00%	234,319	13.984122	3,276,745	1.51%	15.90%
2011	0.00%	249,362	12.065374	3,008,646	1.83%	-3.93%
2010	0.00%	221,749	12.559061	2,784,959	1.64%	14.63%
2009	0.00%	155,410	10.956366	1,702,729	1.00%	27.21%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.00%	55,874	15.999643	893,964	1.62%	13.42%
2012	0.00%	63,297	14.106085	892,873	1.49%	9.39%
2011	0.00%	75,561	12.895684	974,411	2.16%	0.88%
2010	0.00%	24,978	12.782641	319,285	1.16%	9.81%
2009	0.00%	1,417	11.640280	16,494	1.76%	16.40%	5/1/2009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.00%	122,047	$18.167791	$2,217,324	1.73%	19.49%
2012	0.00%	128,494	15.203946	1,953,616	1.71%	12.25%
2011	0.00%	118,997	13.544740	1,611,783	2.02%	-0.94%
2010	0.00%	75,852	13.672666	1,037,099	1.22%	12.03%
2009	0.00%	8,016	12.204484	97,831	1.35%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.00%	81,059	14.279591	1,157,489	1.46%	4.83%
2012	0.00%	119,779	13.621440	1,631,562	1.63%	5.18%
2011	0.00%	124,507	12.951126	1,612,506	2.43%	2.93%
2010	0.00%	87,481	12.582446	1,100,725	2.01%	5.89%
2009	0.00%	53,773	11.882294	638,947	1.70%	9.08%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.00%	511,799	16.439292	8,413,613	1.66%	16.63%
2012	0.00%	568,566	14.095613	8,014,286	1.50%	10.81%
2011	0.00%	739,675	12.720302	9,408,889	2.16%	-0.04%
2010	0.00%	518,780	12.725464	6,601,716	1.69%	10.91%
2009	0.00%	268,912	11.473370	3,085,327	1.37%	19.14%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.00%	756,842	17.367971	13,144,810	1.58%	22.38%
2012	0.00%	892,730	14.192188	12,669,792	1.55%	13.76%
2011	0.00%	987,577	12.475556	12,320,572	2.05%	-2.13%
2010	0.00%	761,845	12.746609	9,710,940	1.80%	12.83%
2009	0.00%	425,494	11.296821	4,806,730	1.26%	24.39%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.00%	64,057	15.531667	994,912	1.73%	10.49%
2012	0.00%	64,118	14.056477	901,273	1.61%	8.04%
2011	0.00%	65,530	13.010443	852,574	2.38%	2.06%
2010	0.00%	34,079	12.747585	434,425	2.04%	8.52%
2009	0.00%	25,450	11.747183	298,966	1.43%	14.56%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.00%	143,174	22.705167	3,250,790	1.33%	33.05%
2012	0.00%	96,235	17.065485	1,642,297	1.42%	17.47%
2011	0.00%	52,240	14.527168	758,899	0.81%	-2.54%
2010	0.00%	41,128	14.906376	613,069	1.21%	26.20%
2009	0.00%	53,080	11.811646	626,962	1.06%	36.76%
NVIT Money Market Fund - Class I (SAM)
2013	0.00%	347,049	11.482073	3,984,842	0.00%	0.00%
2012	0.00%	442,103	11.482073	5,076,259	0.00%	0.00%
2011	0.00%	968,748	11.482073	11,123,235	0.00%	0.00%
2010	0.00%	537,380	11.482065	6,170,232	0.00%	0.00%
2009	0.00%	528,280	11.482050	6,065,737	0.21%	0.04%
NVIT Money Market Fund - Class V (SAM5)
2013	0.00%	783,055	10.000000	7,830,550	0.00%
2012	0.00%	379,267	10.000000	3,792,670	0.00%		4/30/2012
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.00%	98,964	12.166606	1,204,056	1.39%	21.34%
2012	0.00%	74,182	10.026765	743,805	0.66%	15.78%
2011	0.00%	71,965	8.660251	623,235	1.25%	-9.37%
2010	0.00%	86,794	9.555175	829,332	0.76%	14.04%
2009	0.00%	92,482	8.379106	774,916	1.28%	36.46%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.00%	90,865	12.775201	1,160,819	2.30%	21.42%
2012	0.00%	92,893	10.521355	977,360	0.44%	17.24%
2011	0.00%	76,483	8.974574	686,402	2.00%	-16.11%
2010	0.00%	68,742	10.698362	735,427	2.55%	6.11%
2009	0.00%	61,633	10.082162	621,394	2.25%	29.84%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.00%	138,170	$14.522943	$2,006,635	0.78%	34.74%
2012	0.00%	129,471	10.778503	1,395,504	0.53%	16.35%
2011	0.00%	121,747	9.263525	1,127,806	0.01%	-2.91%
2010	0.00%	112,634	9.540808	1,074,619	0.05%	15.51%
2009	0.00%	79,282	8.259762	654,850	0.75%	29.78%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.00%	55,946	13.777622	770,803	1.62%	35.44%
2012	0.00%	39,748	10.172659	404,343	1.52%	17.81%
2011	0.00%	33,449	8.634796	288,825	1.18%	-5.83%
2010	0.00%	24,511	9.169345	224,750	0.86%	13.05%
2009	0.00%	13,082	8.111157	106,110	1.37%	27.59%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.00%	126,740	15.479098	1,961,821	0.00%	38.94%
2012	0.00%	123,232	11.140525	1,372,869	0.00%	14.90%
2011	0.00%	139,190	9.695515	1,349,519	0.00%	-4.23%
2010	0.00%	145,695	10.123676	1,474,969	0.00%	26.82%
2009	0.00%	149,880	7.982859	1,196,471	0.00%	27.12%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2013	0.00%	12,836	14.422090	185,122	1.92%	35.85%
2012	0.00%	4,577	10.616129	48,590	1.98%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.00%	36,573	16.263836	594,817	1.29%	35.68%
2012	0.00%	32,170	11.987208	385,628	1.10%	16.35%
2011	0.00%	36,583	10.303092	376,918	0.75%	-2.32%
2010	0.00%	48,371	10.547920	510,213	1.21%	19.63%
2009	0.00%	82,042	8.817001	723,364	1.06%	30.47%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.00%	48,365	17.720192	857,037	0.00%	44.29%
2012	0.00%	41,439	12.281082	508,916	0.00%	13.44%
2011	0.00%	36,260	10.826282	392,561	0.00%	-0.65%
2010	0.00%	24,951	10.896900	271,889	0.00%	25.45%
2009	0.00%	14,412	8.686440	125,189	0.00%	27.46%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.00%	48,920	20.517613	1,003,722	0.93%	40.40%
2012	0.00%	34,047	14.613759	497,555	0.87%	20.44%
2011	0.00%	32,583	12.133163	395,335	0.38%	-5.07%
2010	0.00%	25,346	12.781169	323,952	0.58%	26.60%
2009	0.00%	21,442	10.095402	216,466	0.50%	26.22%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.00%	62,947	21.117835	1,329,304	0.14%	40.91%
2012	0.00%	51,451	14.987211	771,107	0.17%	15.50%
2011	0.00%	49,239	12.975667	638,909	0.52%	-5.56%
2010	0.00%	42,779	13.739369	587,756	0.29%	25.32%
2009	0.00%	56,094	10.963538	614,989	0.21%	34.70%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.00%	58,991	14.951255	881,989	3.32%	-1.12%
2012	0.00%	61,728	15.121246	933,404	2.63%	12.25%
2011	0.00%	63,928	13.471066	861,178	4.42%	5.55%
2010	0.00%	53,859	12.763067	687,406	6.95%	10.59%
2009	0.00%	29,967	11.541196	345,855	9.60%	24.38%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2013	0.00%	14,974	10.219266	153,023	1.38%	0.33%
2012	0.00%	2,597	10.185501	26,452	0.61%	1.86%	5/1/2012

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.00%	10,369	$11.450912	$118,735	1.03%	0.11%
2012	0.00%	11,270	11.438838	128,916	1.26%	3.52%
2011	0.00%	11,114	11.049485	122,804	1.65%	1.30%
2010	0.00%	9,291	10.907906	101,345	1.33%	2.42%
2009	0.00%	7,610	10.650192	81,048	2.54%	7.11%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.00%	206,369	22.538634	4,651,275	0.81%	36.70%
2012	0.00%	212,351	16.487341	3,501,103	0.73%	18.68%
2011	0.00%	221,993	13.891692	3,083,858	0.69%	-2.23%
2010	0.00%	224,814	14.209081	3,194,400	0.07%	8.80%
2009	0.00%	573	13.059893	7,483	0.25%	30.60%	5/1/2009
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2013	0.00%	197,326	13.351127	2,634,524	2.70%	27.39%
2012	0.00%	68,585	10.480208	718,785	2.85%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2013	0.00%	338,593	11.725179	3,970,064	2.49%	13.63%
2012	0.00%	82,747	10.318307	853,809	3.03%	3.18%	5/1/2012
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2013	0.00%	144,799	12.440331	1,801,347	2.50%	19.69%
2012	0.00%	67,377	10.393923	700,311	2.06%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2013	0.00%	109,569	10.731007	1,175,786	2.47%	4.96%
2012	0.00%	71,938	10.223989	735,493	2.71%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2013	0.00%	680,674	12.089743	8,229,174	2.19%	16.78%
2012	0.00%	493,352	10.352458	5,107,406	2.43%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2013	0.00%	1,028,463	12.797031	13,161,273	2.81%	22.56%
2012	0.00%	479,702	10.441771	5,008,938	3.48%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2013	0.00%	33,484	11.380678	381,071	2.62%	10.68%
2012	0.00%	14,656	10.282822	150,705	2.68%	2.83%	5/1/2012
Templeton NVIT International Value Fund -Class III (NVTIV3)
2013	0.00%	51,705	17.430436	901,241	1.95%	20.09%
2012	0.00%	51,280	14.513999	744,278	2.53%	19.56%
2011	0.00%	51,221	12.139096	621,777	2.61%	-12.43%
2010	0.00%	60,073	13.861453	832,699	2.01%	6.35%
2009	0.00%	67,086	13.034354	874,423	0.38%	30.34%	5/1/2009
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.00%	65,274	17.726903	1,157,106	0.00%	35.64%
2012	0.00%	64,080	13.069162	837,472	1.28%	18.46%
2011	0.00%	66,544	11.032149	734,123	1.34%	-2.32%
2010	0.00%	61,272	11.294732	692,051	1.57%	15.77%
2009	0.00%	45,596	9.756035	444,836	1.26%	28.55%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.00%	438,421	12.221280	5,358,066	1.73%	3.05%
2012	0.00%	324,894	11.860098	3,853,275	1.14%	15.79%
2011	0.00%	291,930	10.243095	2,990,267	0.92%	6.50%
2010	0.00%	235,145	9.617905	2,261,602	2.04%	30.18%
2009	0.00%	132,893	7.388147	981,833	2.24%	30.84%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2013	0.00%	1,092	11.440971	12,494	2.26%	14.41%	5/1/2013
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2013	0.00%	821	11.250907	9,237	5.22%	12.51%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.00%	36,792	12.679935	466,520	2.64%	26.80%	5/1/2013

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT S&P 500 Index Fund Class I (GVEX1)
2013	0.00%	137,283	$11.835951	$1,624,875	4.33%	18.36%	5/1/2013
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2013	0.00%	24,676	10.326215	254,810	1.18%	3.26%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2013	0.00%	4,285	10.911941	46,758	0.56%	9.12%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2013	0.00%	12,476	10.658086	132,970	1.11%	6.58%	5/1/2013
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.00%	130,573	17.051891	2,226,517	0.65%	38.06%
2012	0.00%	101,925	12.351287	1,258,905	0.55%	18.75%
2011	0.00%	90,310	10.401302	939,342	0.46%	-8.39%
2010	0.00%	64,559	11.353901	732,996	0.37%	26.91%
2009	0.00%	12,003	8.946607	107,386	1.11%	42.86%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.00%	48,973	14.145691	692,757	1.65%	-8.48%
2012	0.00%	65,923	15.456223	1,018,921	2.37%	7.39%
2011	0.00%	67,889	14.393172	977,138	3.78%	11.74%
2010	0.00%	35,291	12.880459	454,564	1.59%	5.12%
2009	0.00%	18,947	12.253214	232,162	1.94%	10.21%
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.00%	103,011	23.448028	2,415,405	1.22%	30.11%
2012	0.00%	105,555	18.021035	1,902,210	2.04%	16.33%
2011	0.00%	98,933	15.491583	1,532,629	1.36%	-0.69%
2010	0.00%	86,985	15.599747	1,356,944	2.48%	19.25%
2009	0.00%	41,747	13.081223	546,102	3.89%	29.94%
VP Value Fund - Class I (ACVV)
2009	0.00%	102,102	10.532686	1,075,408	5.42%	19.86%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.00%	175,641	22.399858	3,934,333	0.98%	40.71%
2012	0.00%	148,982	15.918768	2,371,610	0.39%	15.74%
2011	0.00%	104,318	13.753744	1,434,763	0.54%	0.56%
2010	0.00%	80,099	13.676760	1,095,495	0.49%	25.83%
2009	0.00%	50,580	10.869560	549,782	1.97%	25.03%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.00%	71,016	18.991242	1,348,682	1.98%	21.10%
2012	0.00%	64,464	15.681894	1,010,918	3.54%	10.43%
2011	0.00%	33,998	14.200755	482,797	1.31%	9.01%
2010	0.00%	14,077	13.026837	183,379	0.89%	15.32%
2009	0.00%	3,682	11.296583	41,594	0.34%	22.56%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.00%	5,666	15.259177	86,458	3.82%	1.03%
2012	0.00%	3,990	15.102866	60,260	3.95%	9.72%
2011	0.00%	4,486	13.764662	61,748	5.84%	2.27%
2010	0.00%	10,068	13.458845	135,504	4.50%	8.50%
2009	0.00%	7,208	12.403996	89,408	5.18%	20.43%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2009	0.00%	219,138	12.074163	2,645,908	1.46%	35.66%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.00%	255,548	22.684649	5,797,017	0.80%	24.15%
2012	0.00%	209,550	18.272664	3,829,037	0.90%	4.73%
2011	0.00%	155,382	17.446617	2,710,890	1.00%	-5.20%
2010	0.00%	96,805	18.403422	1,781,543	0.45%	19.16%
2009	0.00%	91,096	15.444750	1,406,955	0.36%	47.57%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.00%	238,428	$16.943247	$4,039,744	2.67%	28.01%
2012	0.00%	207,000	13.235742	2,739,799	3.61%	17.19%
2011	0.00%	140,019	11.294505	1,581,445	2.72%	0.86%
2010	0.00%	111,065	11.198307	1,243,740	2.06%	15.09%
2009	0.00%	85,940	9.730256	836,218	2.60%	30.03%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.00%	60,427	17.068509	1,031,399	1.61%	13.39%
2012	0.00%	45,496	15.052634	684,835	2.25%	11.69%
2011	0.00%	29,950	13.477731	403,658	2.38%	-0.28%
2010	0.00%	17,629	13.516167	238,277	4.49%	12.74%
2009	0.00%	3,354	11.989176	40,212	4.71%	24.15%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.00%	125,691	17.636606	2,216,763	1.93%	15.95%
2012	0.00%	104,144	15.209948	1,584,025	2.10%	13.19%
2011	0.00%	79,227	13.437783	1,064,635	2.17%	-1.12%
2010	0.00%	62,287	13.590648	846,521	2.73%	14.52%
2009	0.00%	38,779	11.867504	460,210	4.18%	28.78%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.00%	283,709	18.372029	5,212,310	1.64%	21.50%
2012	0.00%	284,545	15.121452	4,302,734	2.24%	15.48%
2011	0.00%	233,843	13.094199	3,061,987	2.18%	-2.70%
2010	0.00%	192,800	13.457007	2,594,511	2.86%	16.00%
2009	0.00%	63,273	11.600974	734,028	2.94%	31.40%
VIP Growth Portfolio - Service Class (FGS)
2013	0.00%	187,989	19.113196	3,593,071	0.21%	36.20%
2012	0.00%	166,338	14.032884	2,334,202	0.50%	14.54%
2011	0.00%	167,714	12.250993	2,054,663	0.29%	0.14%
2010	0.00%	143,625	12.233728	1,757,069	0.20%	24.06%
2009	0.00%	118,780	9.861487	1,171,347	0.35%	28.15%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.00%	274,240	14.837811	4,069,121	2.31%	-1.89%
2012	0.00%	233,628	15.123559	3,533,287	2.56%	5.77%
2011	0.00%	185,083	14.298667	2,646,440	3.31%	7.21%
2010	0.00%	181,403	13.337306	2,419,427	3.61%	7.68%
2009	0.00%	139,164	12.386163	1,723,708	9.17%	15.67%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.00%	275,346	23.822626	6,559,465	0.43%	36.06%
2012	0.00%	264,029	17.508699	4,622,804	0.55%	14.75%
2011	0.00%	250,328	15.258073	3,819,523	0.16%	-10.72%
2010	0.00%	203,373	17.089422	3,475,527	0.30%	28.70%
2009	0.00%	151,478	13.278281	2,011,367	0.69%	40.01%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.00%	113,452	18.029345	2,045,465	1.43%	30.30%
2012	0.00%	101,255	13.836689	1,401,034	1.93%	20.67%
2011	0.00%	102,506	11.466618	1,175,397	1.34%	-17.30%
2010	0.00%	96,609	13.865532	1,339,535	1.35%	13.01%
2009	0.00%	122,463	12.269434	1,502,552	2.41%	26.49%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.00%	1,183	19.403838	22,955	0.87%	30.44%
2012	0.00%	1,114	14.875151	16,571	0.47%	27.10%
2011	0.00%	1,453	11.703406	17,005	0.91%	-8.85%
2010	0.00%	1,624	12.839377	20,851	0.23%	26.45%
2009	0.00%	4,609	10.153436	46,797	0.56%	57.40%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.00%	54,549	$16.436367	$896,587	6.44%	13.94%
2012	0.00%	63,064	14.425332	909,719	6.34%	12.65%
2011	0.00%	76,362	12.805162	977,828	5.46%	2.38%
2010	0.00%	50,753	12.507001	634,768	6.68%	12.67%
2009	0.00%	27,785	11.100337	308,423	7.57%	35.59%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2013	0.00%	3,483	19.418079	67,633	1.85%	30.05%
2012	0.00%	2,903	14.931124	43,345	1.79%	12.18%
2011	0.00%	3,610	13.310500	48,051	1.74%	6.29%
2010	0.00%	3,873	12.522488	48,500	1.82%	20.94%
2009	0.00%	3,804	10.354358	39,388	1.76%	17.67%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2013	0.00%	152,465	22.356784	3,408,627	1.49%	36.50%
2012	0.00%	158,909	16.378036	2,602,617	1.01%	18.75%
2011	0.00%	142,501	13.791811	1,965,347	0.86%	-3.53%
2010	0.00%	151,664	14.296027	2,168,193	0.92%	28.49%
2009	0.00%	131,306	11.126242	1,460,942	1.49%	29.54%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.00%	32,076	19.119582	613,280	1.92%	-0.97%
2012	0.00%	33,786	19.307248	652,315	1.41%	13.16%
2011	0.00%	32,654	17.062376	557,155	0.91%	-15.86%
2010	0.00%	33,975	20.278309	688,956	1.73%	17.51%
2009	0.00%	39,603	17.256364	683,404	3.61%	72.63%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.00%	39,434	18.236527	719,139	2.49%	22.98%
2012	0.00%	30,190	14.829007	447,688	2.98%	18.30%
2011	0.00%	31,393	12.534749	393,503	1.69%	-10.68%
2010	0.00%	31,120	14.033220	436,714	1.66%	8.41%
2009	0.00%	32,215	12.945045	417,025	5.15%	37.20%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.00%	108,142	20.700503	2,238,594	4.83%	1.64%
2012	0.00%	122,910	20.367363	2,503,353	6.60%	15.06%
2011	0.00%	116,885	17.701343	2,069,021	5.69%	-0.83%
2010	0.00%	51,427	17.849519	917,947	1.21%	14.38%
2009	0.00%	24,758	15.605635	386,364	16.16%	18.69%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.00%	103,801	13.434293	1,394,493	11.97%	23.77%
2012	0.00%	110,914	10.854248	1,203,888	2.99%	15.33%
2011	0.00%	135,719	9.411247	1,277,285	0.01%	-1.54%
2010	0.00%	96,251	9.558606	920,025	3.75%	10.25%
2009	0.00%	27,625	8.669683	239,500	3.21%	30.25%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.00%	74,467	12.084498	899,896	2.43%	0.62%
2012	0.00%	56,081	12.010417	673,556	2.97%	4.61%
2011	0.00%	52,488	11.481642	602,648	3.30%	0.29%
2010	0.00%	46,253	11.448574	529,531	5.59%	5.29%
2009	0.00%	30,096	10.873885	327,260	6.92%	13.33%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.00%	1,218	15.584477	18,982	0.00%	45.83%
2012	0.00%	1,467	10.686505	15,677	0.00%	8.82%
2011	0.00%	2,090	9.820243	20,524	0.00%	-1.06%
2010	0.00%	1,901	9.925489	18,868	0.00%	19.61%
2009	0.00%	2,205	8.298232	18,298	0.00%	22.75%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.00%	8,706	$19.579689	$170,461	0.69%	37.60%
2012	0.00%	10,873	14.229173	154,714	0.23%	10.98%
2011	0.00%	10,926	12.821427	140,087	0.32%	-3.08%
2010	0.00%	12,033	13.228911	159,183	0.02%	22.85%
2009	0.00%	61,680	10.767989	664,170	2.26%	31.43%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	27,288	10.376282	283,148	0.27%	44.52%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.00%	112,470	20.707226	2,328,942	1.30%	27.34%
2012	0.00%	76,759	16.261792	1,248,239	2.04%	21.23%
2011	0.00%	67,220	13.414448	901,719	1.17%	-8.27%
2010	0.00%	57,376	14.623513	839,039	1.30%	15.97%
2009	0.00%	48,626	12.609317	613,141	2.01%	39.70%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.00%	73,971	18.208403	1,346,894	1.08%	31.77%
2012	0.00%	65,549	13.818055	905,760	0.95%	16.87%
2011	0.00%	66,235	11.823344	783,119	0.87%	-0.01%
2010	0.00%	78,508	11.825046	928,361	1.11%	16.11%
2009	0.00%	89,913	10.184591	915,727	1.63%	28.29%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.00%	77,262	22.245495	1,718,731	0.97%	41.01%
2012	0.00%	65,423	15.775303	1,032,068	0.58%	17.99%
2011	0.00%	55,965	13.370383	748,273	0.44%	-2.21%
2010	0.00%	34,302	13.672847	469,006	0.48%	23.41%
2009	0.00%	49,035	11.079617	543,289	1.09%	37.20%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.00%	18,724	10.166070	190,349	4.57%	-0.13%
2012	0.00%	11,313	10.179532	115,161	0.00%	1.80%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2013	0.00%	23,803	10.750545	255,895	4.60%	0.27%
2012	0.00%	3,907	10.721257	41,888	5.97%	7.21%	5/1/2012
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2013	0.00%	73,260	12.854946	941,753	1.79%	-6.47%
2012	0.00%	66,644	13.744711	916,003	5.46%	5.50%
2011	0.00%	62,395	13.028098	812,888	2.01%	8.52%
2010	0.00%	36,138	12.004915	433,834	1.40%	9.48%
2009	0.00%	6,424	10.965488	70,442	0.26%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2013	0.00%	261,520	12.431406	3,251,061	1.43%	-0.13%
2012	0.00%	197,839	12.447911	2,462,682	1.88%	5.86%
2011	0.00%	137,574	11.759209	1,617,761	1.68%	1.11%
2010	0.00%	112,919	11.630295	1,313,281	1.76%	5.29%
2009	0.00%	26,072	11.045905	287,989	1.51%	10.46%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.00%	192,991	10.862084	2,096,284	2.21%	-1.96%
2012	0.00%	100,954	11.078738	1,118,443	2.52%	9.60%
2011	0.00%	34,195	10.108298	345,653	1.64%	1.08%	4/29/2011
VI American Franchise Fund - Series I Shares (ACEG)
2013	0.00%	2,173	13.663384	29,691	0.45%	40.14%
2012	0.00%	2,248	9.750071	21,918	0.00%	-2.50%	4/27/2012
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2013	0.00%	10,303	12.958594	133,512	0.81%	28.81%
2012	0.00%	2,828	10.059945	28,450	0.05%	0.60%	5/1/2012
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.00%	11,245	9.995608	112,401	0.00%	-0.04%	5/1/2013

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	14	$13.304880	$186	0.00%	1.36%
2010	0.00%	14	13.126208	184	0.00%	16.00%
2009	0.00%	34,091	11.315697	385,763	0.00%	41.79%
Equity Income Portfolio - II (TREI2)
2009	0.00%	36,899	10.380043	383,013	1.82%	25.25%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	66,964	10.977649	735,107	0.51%	9.78%	5/1/2012
T. Rowe Price Health Sciences Portfolio (TRHSP)
2013	0.00%	176,380	16.593148	2,926,699	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2013	0.00%	55,307	23.149472	1,280,328	0.00%	50.51%
2012	0.00%	46,191	15.380592	710,445	0.00%	31.00%
2011	0.00%	22,768	11.741045	267,320	0.00%	10.39%
2010	0.00%	1,253	10.636434	13,327	0.00%	6.36%	5/3/2010
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.00%	195,493	10.856355	2,122,341	0.63%	10.53%
2012	0.00%	162,561	9.821731	1,596,630	0.66%	-1.78%	4/30/2012
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.00%	638,838	14.337359	9,159,250	1.26%	25.13%
2012	0.00%	555,210	11.457862	6,361,520	1.07%	19.18%
2011	0.00%	432,850	9.614262	4,161,533	0.94%	-7.21%
2010	0.00%	322,433	10.360806	3,340,666	1.01%	8.67%
2009	0.00%	94,099	9.533783	897,119	0.14%	25.05%
Variable Insurance Portfolios - Balanced (WRBP)
2013	0.00%	13,424	15.937799	213,949	1.43%	23.70%
2012	0.00%	11,437	12.884509	147,360	1.59%	11.74%
2011	0.00%	10,293	11.530280	118,681	1.51%	3.31%
2010	0.00%	6,810	11.160539	76,003	1.86%	17.11%
2009	0.00%	2,569	9.530163	24,483	0.90%	13.23%
Variable Insurance Portfolios - Bond (WRBDP)
2013	0.00%	51,425	12.883039	662,510	3.41%	-2.09%
2012	0.00%	46,221	13.158067	608,179	3.06%	5.78%
2011	0.00%	44,338	12.439097	551,525	2.65%	7.31%
2010	0.00%	25,441	11.592060	294,914	2.78%	6.04%
2009	0.00%	10,627	10.931821	116,172	1.83%	7.16%
Variable Insurance Portfolios - Core Equity (WRCEP)
2013	0.00%	33,450	17.640745	590,083	0.54%	33.51%
2012	0.00%	30,575	13.213109	403,991	0.57%	18.60%
2011	0.00%	26,876	11.140721	299,418	0.36%	1.66%
2010	0.00%	19,900	10.958527	218,075	0.91%	20.89%
2009	0.00%	7,675	9.064570	69,571	0.65%	24.02%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2013	0.00%	41,681	14.046982	585,492	1.57%	29.61%
2012	0.00%	37,979	10.837657	411,603	1.02%	13.18%
2011	0.00%	31,275	9.575854	299,485	0.99%	-4.69%
2010	0.00%	21,311	10.047011	214,112	0.98%	16.37%
2009	0.00%	12,273	8.633605	105,960	0.58%	17.88%
Variable Insurance Portfolios - Energy (WRENG)
2013	0.00%	23,693	11.083469	262,601	0.00%	27.76%
2012	0.00%	20,080	8.675429	174,203	0.00%	1.38%
2011	0.00%	16,741	8.557685	143,264	0.00%	-9.08%
2010	0.00%	10,177	9.412267	95,789	0.26%	21.96%
2009	0.00%	4,780	7.717746	36,891	0.00%	40.48%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Global Bond (WRGBP)
2013	0.00%	3,428	$10.764123	$36,899	0.00%	1.74%
2012	0.00%	1,475	10.579608	15,605	4.19%	6.41%
2011	0.00%	209	9.942236	2,078	2.54%	-0.58%	5/2/2011
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2013	0.00%	75,192	7.352106	552,820	0.00%	7.80%
2012	0.00%	67,369	6.820009	459,457	0.00%	1.88%
2011	0.00%	53,476	6.693839	357,960	0.00%	-21.45%
2010	0.00%	37,409	8.521264	318,772	0.00%	17.06%
2009	0.00%	20,574	7.279176	149,762	0.00%	73.64%
Variable Insurance Portfolios - Growth (WRGP)
2013	0.00%	32,495	15.928039	517,582	0.42%	36.46%
2012	0.00%	27,890	11.672462	325,545	0.06%	12.74%
2011	0.00%	22,699	10.353045	235,004	0.38%	2.12%
2010	0.00%	15,030	10.137791	152,371	0.54%	12.58%
2009	0.00%	7,390	9.004979	66,547	0.26%	27.07%
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.00%	132,052	18.591996	2,455,110	4.37%	10.50%
2012	0.00%	60,663	16.825504	1,020,686	4.88%	18.64%
2011	0.00%	33,773	14.181907	478,966	7.39%	5.26%
2010	0.00%	23,825	13.473317	321,002	6.56%	14.86%
2009	0.00%	8,647	11.730371	101,433	4.75%	46.42%
Variable Insurance Portfolios - International Growth (WRIP)
2013	0.00%	34,299	12.874330	441,577	0.88%	19.23%
2012	0.00%	30,222	10.798303	326,346	1.86%	18.05%
2011	0.00%	26,355	9.147083	241,071	0.40%	-7.32%
2010	0.00%	18,448	9.869648	182,075	0.91%	14.79%
2009	0.00%	9,348	8.598329	80,377	0.80%	26.89%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2013	0.00%	29,839	13.272857	396,049	1.57%	24.91%
2012	0.00%	25,325	10.625791	269,098	2.23%	13.33%
2011	0.00%	20,198	9.376216	189,381	1.51%	-13.88%
2010	0.00%	11,781	10.887910	128,270	1.16%	14.09%
2009	0.00%	6,214	9.543084	59,301	2.44%	36.97%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2013	0.00%	636	10.502023	6,679	0.00%	-0.54%
2012	0.00%	371	10.558809	3,917	4.82%	3.37%
2011	0.00%	280	10.214380	2,860	1.35%	2.14%	5/2/2011
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2013	0.00%	15,170	20.035039	303,932	0.00%	57.28%
2012	0.00%	11,883	12.738305	151,369	0.00%	11.84%
2011	0.00%	11,165	11.389527	127,164	0.00%	-7.01%
2010	0.00%	5,677	12.248345	69,534	0.00%	40.85%
2009	0.00%	3,588	8.695716	31,200	0.00%	41.29%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.00%	47,242	20.708088	978,291	0.00%	29.94%
2012	0.00%	22,045	15.937035	351,332	0.00%	13.56%
2011	0.00%	16,798	14.033982	235,743	0.01%	-0.56%
2010	0.00%	8,350	14.112979	117,843	0.03%	31.56%
2009	0.00%	3,952	10.727709	42,396	0.00%	46.66%
Variable Insurance Portfolios - Money Market (WRMMP)
2013	0.00%	14,649	10.185407	149,206	0.02%	0.02%
2012	0.00%	14,133	10.183309	143,921	0.02%	0.02%
2011	0.00%	24,608	10.181228	250,540	0.02%	0.02%
2010	0.00%	14,780	10.179140	150,448	0.08%	0.08%
2009	0.00%	19,956	10.171477	202,982	0.78%	1.02%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2013	0.00%	47,599	$ 15.273325	$ 726,995	1.25%	27.13%
2012	0.00%	40,847	12.014045	490,738	0.88%	12.18%
2011	0.00%	32,692	10.709183	350,105	1.14%	-4.15%
2010	0.00%	21,892	11.173084	244,601	1.08%	15.53%
2009	0.00%	10,521	9.671369	101,752	0.24%	23.32%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2013	0.00%	20,523	13.727902	281,738	1.68%	14.75%
2012	0.00%	27,757	11.963796	332,079	0.87%	6.95%
2011	0.00%	21,691	11.186358	242,643	0.65%	0.75%
2010	0.00%	8,520	11.103054	94,598	0.41%	9.38%
2009	0.00%	615	10.151169	6,243	0.03%	12.95%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2013	0.00%	180,214	14.592493	2,629,772	1.11%	20.83%
2012	0.00%	161,633	12.076585	1,951,975	0.90%	9.53%
2011	0.00%	133,499	11.025710	1,471,921	0.99%	-1.46%
2010	0.00%	79,043	11.189027	884,414	0.64%	12.63%
2009	0.00%	41,362	9.934421	410,908	0.19%	17.95%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2013	0.00%	203,816	14.967420	3,050,600	1.13%	23.81%
2012	0.00%	181,186	12.088618	2,190,288	0.75%	10.82%
2011	0.00%	145,920	10.908819	1,591,815	0.77%	-3.02%
2010	0.00%	83,892	11.248161	943,631	0.73%	14.46%
2009	0.00%	50,451	9.826989	495,781	0.18%	20.70%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2013	0.00%	25,181	14.199940	357,569	1.28%	17.71%
2012	0.00%	21,739	12.063812	262,255	0.87%	8.41%
2011	0.00%	15,092	11.127860	167,942	0.98%	0.00%
2010	0.00%	4,973	11.128058	55,340	0.87%	10.97%
2009	0.00%	982	10.028059	9,848	0.00%	15.12%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2013	0.00%	13,656	12.940296	176,713	1.28%	1.13%
2012	0.00%	11,755	12.795640	150,413	0.76%	17.72%
2011	0.00%	10,913	10.869843	118,623	0.71%	5.01%
2010	0.00%	4,581	10.351416	47,420	1.61%	28.51%
2009	0.00%	2,749	8.055120	22,144	2.30%	23.62%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2013	0.00%	45,529	22.619564	1,029,846	0.00%	56.38%
2012	0.00%	45,799	14.464041	662,439	0.00%	27.83%
2011	0.00%	36,686	11.315053	415,104	0.00%	-5.77%
2010	0.00%	27,320	12.007564	328,047	0.00%	12.75%
2009	0.00%	12,301	10.649440	130,999	0.00%	43.84%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2013	0.00%	20,355	16.710278	340,138	0.00%	43.36%
2012	0.00%	18,864	11.656224	219,883	0.00%	5.16%
2011	0.00%	15,955	11.083753	176,841	0.00%	-10.60%
2010	0.00%	11,308	12.398273	140,200	0.00%	28.85%
2009	0.00%	6,068	9.622434	58,389	0.16%	34.72%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2013	0.00%	14,244	17.974409	256,027	0.84%	33.53%
2012	0.00%	13,416	13.461143	180,595	0.41%	18.63%
2011	0.00%	11,213	11.346891	127,233	0.48%	-12.79%
2010	0.00%	11,553	13.010697	150,313	0.06%	26.41%
2009	0.00%	5,551	10.292224	57,132	0.00%	29.15%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Value (WRVP)
2013	0.00%	12,223	$ 17.461722	$ 213,435	0.78%	35.34%
2012	0.00%	9,976	12.902542	128,716	1.28%	18.88%
2011	0.00%	7,479	10.853362	81,172	0.74%	-7.32%
2010	0.00%	5,245	11.710184	61,420	0.82%	18.71%
2009	0.00%	2,895	9.864810	28,559	1.69%	26.64%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.00%	34,700	25.874760	897,854	0.00%	50.23%
2012	0.00%	34,776	17.223573	598,967	0.00%	7.87%
2011	0.00%	23,838	15.966729	380,615	0.00%	-4.60%
2010	0.00%	17,571	16.735960	294,068	0.00%	26.77%
2009	0.00%	1,548	13.201660	20,436	0.00%	32.02%	5/1/2009
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	22,379	10.352942	231,688	0.00%	-8.81%
2010	0.00%	1,811	11.352948	20,560	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	312,148	10.783470	3,366,039	0.39%	-32.33%
2010	0.00%	226,274	15.936367	3,605,986	0.56%	25.03%
2009	0.00%	171,108	12.746144	2,180,967	0.42%	79.07%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	2,273	9.768863	22,205	0.14%	-7.91%
2010	0.00%	2,174	10.607978	23,062	0.75%	15.49%
2009	0.00%	2,421	9.185296	22,238	0.62%	21.08%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	6,940	11.911516	82,666	0.00%	-7.16%
2010	0.00%	7,294	12.830002	93,582	0.00%	18.78%
2009	0.00%	12,509	10.801700	135,118	0.00%	42.37%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.00%	69,734	9.962653	694,736	0.49%	-16.40%
2010	0.00%	15,955	11.916501	190,128	0.00%	19.17%	5/3/2010
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	4,465	12.359941	55,187	6.41%	8.24%
2009	0.00%	2,428	11.419071	27,726	8.59%	14.19%	5/1/2009
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	670	14.935320	10,007	1.36%	11.36%
2009	0.00%	83	13.411529	1,113	0.63%	34.12%	5/1/2009
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	27,428	2.908819	79,783	8.50%	-1.88%
2010	0.00%	25,362	2.964546	75,187	6.29%	14.68%
2009	0.00%	46,755	2.584961	120,860	0.00%	26.75%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	378	3.367180	1,273	9.33%	-2.34%
2010	0.00%	439	3.447769	1,514	6.37%	14.81%
2009	0.00%	700	3.002931	2,102	0.00%	25.32%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.00%	433	10.127592	4,385	1.22%	8.37%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	4,486	10.283025	46,130	1.42%	1.28%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	8,633	11.124833	96,041	0.27%	19.11%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	15,818	$ 12.888766	$ 203,875	0.00%	52.44%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	10,026	10.684702	107,125	0.00%	25.84%

2013	Contract owners equity:				$ 353,512,339
2012	Contract owners equity:				$ 236,930,965
2011	Contract owners equity:				$ 168,673,454
2010	Contract owners equity:				$ 130,554,358
2009	Contract owners equity:				$ 77,699,179

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.